MANAGERS
--------
Prospectus



[Managers Logo Omitted]


The Managers Funds:

			  VALUE FUND
                   CAPITAL APPRECIATION FUND
                       SMALL COMPANY FUND
                      SPECIAL EQUITY FUND
                   INTERNATIONAL EQUITY FUND
                    EMERGING MARKETS EQUITY
                           BOND FUND
                        GLOBAL BOND FUND


Dated May 1, 2004



    The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Access to Excellence

			TABLE OF CONTENTS
			-----------------




RISK/RETURN SUMMARY
  KEY INFORMATION                             1
  PERFORMANCE SUMMARY                         6
  FEES AND EXPENSES                          11

SUMMARY OF THE FUNDS
  THE MANAGERS FUNDS                         13
  VALUE FUND                                 14
  CAPITAL APPRECIATION FUND                  16
  SMALL COMPANY FUND                         18
  SPECIAL EQUITY FUND                        20
  INTERNATIONAL EQUITY FUND                  22
  EMERGING MARKETS EQUITY FUND               24
  BOND FUND                                  26
  GLOBAL BOND FUND                           28

MANAGERSCHOICE(r)
  MANAGERSCHOICEr PROGRAM                    30

ADDITIONAL PRACTICES/RISKS
  OTHER SECURITIES AND INVESTMENT PRACTICES  30
  A FEW WORDS ABOUT RISK                     31

ABOUT YOUR INVESTMENT
  FINANCIAL HIGHLIGHTS                       33
  YOUR ACCOUNT                               38
  HOW TO PURCHASE SHARES                     40
  HOW TO SELL SHARES                         41
  INVESTOR SERVICES                          42
  OTHER OPERATING POLICIES                   43
  FREQUENT TRADING POLICY		     43
  ACCOUNT STATEMENTS                         43
  DIVIDENDS AND DISTRIBUTIONS                43
  TAX INFORMATION                            51
  DESCRIPTION OF INDEXES                     53



FOUNDED  IN  1983,  THE  MANAGERS  FUNDS  OFFER  INDIVIDUAL   AND
INSTITUTIONAL INVESTORS THE EXPERIENCE AND DISCIPLINE OF SOME  OF
THE WORLD'S MOST HIGHLY REGARDED INVESTMENT PROFESSIONALS.

RISK/RETURN SUMMARY

                    KEY INFORMATION
		    ---------------
This Prospectus contains important information for anyone interested in investing in Managers Value Fund, Managers Capital Appreciation Fund, Managers Small
Company  Fund,  Managers Special Equity Fund,  Managers
International  Equity Fund, Managers  Emerging  Markets
Equity Fund, Managers Bond Fund or Managers Global Bond
Fund (each a "Fund" and collectively the "Funds"), each a series of The Managers Funds a mutual fund family.
Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of these Funds on your own goals, risk preferences and investment time horizons.

Summary of the Goals, Principal Strategies and
Principal Risk Factors of the Funds
----------------------------------------------
The following is a summary of the goals, principal strategies and principal risk factors of the Funds.




Fund               Goal           Principal Strategies   Principal
                                                         Risk Factors
-----------	   -----------    --------------------   -------------
Value Fund         Long-term      Invests principally    Economic
                   capital        in common and          Risk
                   appreciation   preferred stocks of    Intelligence
                   from equity    medium and large U.S.  Risk
                   securities;    companies; "medium     Market Risk
                   income is the  companies" are         Mid-
                   secondary      companies with         Capitalization
                   objective      capitalizations that   Stock Risk
                                  at the time of          Price Risk
                                  purchase are between   Sector Risk
                                  $1 billion and $12
                                  billion, and "large
                                  companies" are
                                  companies with
                                  capitalizations that
                                  at the time of
                                  purchase are over
                                  $2.5 billion

                                  Seeks undervalued
                                  investments

Capital            Long-term      Invests principally    Economic
Appreciation Fund  capital        in common and          Risk
                   appreciation   preferred stocks of    Intelligence
                   from equity    medium and large U.S.  Risk
                   securities;    companies; "medium     Market Risk
                   income is the  companies" are         Mid-
                   secondary      companies with         Capitalization
                   objective      capitalizations that   Stock Risk
                                  at the time of          Price Risk
                                  purchase are between   Sector Risk
                                  $1 billion and $12
                                  billion, and "large
                                  companies" are
                                  companies with
                                  capitalizations that
                                  at the time of
                                  purchase are over
                                  $2.5 billion

                                  Seeks investments in
                                  companies with the
                                  potential for long-
                                  term growth of
                                  earnings and/or cash
                                  flow as well as
                                  companies expected to
                                  exhibit rapid growth
                                  over shorter periods



Small Company Fund Long-term      Invests principally    Intelligence
                   capital        in common and          Risk
                   appreciation   preferred stocks of    Liquidity
                   from equity    small companies        Risk
                   securities of                         Market Risk
                   small          Invests at least 80%   Price Risk
                   companies      of its assets in       Small-
                                  small companies;       Capitalization
                                  "small companies" are   Stock Risk
                                  companies with
                                  capitalizations that
                                  at the time of
                                  purchase are less
                                  than $2.5 billion

                                  Seeks investments
                                  with the potential
                                  for capital
                                  appreciation as a
                                  result of earnings
                                  growth or
                                  improvements in
                                  equity valuation





Fund               Goal           Principal Strategies   Principal
                                                         Risk Factors
-----------	   -----------    --------------------   -------------
Special Equity     Long-term      Invests principally    Intelligence
Fund               capital        in common and          Risk
                   appreciation   preferred stocks of    Liquidity
                   from equity    small and medium       Risk
                   securities of  companies;  "small     Market Risk
                   small- and     companies" are         Mid-
                   medium-        companies with         Capitalization
                   capitalization capitalizations that     Stock Risk
                   companies      at the time of         Price Risk
                                  purchase are less      Small-
                                  than $2.5 billion      Capitalization
				  and "medium companies" Stock
				  are companies with 	 Risk
				  capitalizations that
				  at the time of purchase
				  are between $1 billion
				  and $12 billion

                                  Invests at least 80%
                                  of its assets in
                                  equity securities,
                                  i.e., common and
                                  preferred stocks

                                  Seeks investments
                                  with the potential
                                  for capital
                                  appreciation as a
                                  result of earnings
                                  growth or
                                  improvements in
                                  equity valuation


International      Long-term      Invests principally    Currency
Equity Fund        capital        in common and          Risk
                   appreciation   preferred stocks of    Economic
                   from foreign   non-U.S. companies of  Risk
                   equity         any size               Foreign
                   securities;                            Securities
                   income is the  Invests at least 80%      Risk
                   secondary      of its assets in       Intelligence
                   objective      equity securities,     Risk
                                  i.e., common and       Liquidity
                                  preferred stocks       Risk
                                                         Market Risk
                                  Seeks to achieve       Mid-
                                  returns from capital   Capitalization
                                  appreciation due to    Stock Risk
                                  improvements in         Political
                                  equity valuation and   Risk
                                  earnings growth        Small-
                                                         Capitalization
                                                          Stock Risk

Emerging Markets   Long-term      Invests 80% of its     Currency
Equity Fund        capital        assets in common and   Risk
                   appreciation   preferred stocks of    Economic
                   from emerging  companies in emerging  Risk
                   market equity  market and developing  Emerging
                   securities     countries              Markets
                                                          Risk
                                  Seeks to achieve       Foreign
                                  returns from capital   Securities
                                  appreciation due to       Risk
                                  improvements in        Intelligence
                                  equity valuation and   Risk
                                  earnings growth        Liquidity
                                                         Risk
                                                         Market Risk
                                                         Mid-
                                                         Capitalization
                                                          Stock Risk
                                                         Political
                                                         Risk
                                                         Small-
                                                         Capitalization
                                                          Stock Risk

Bond Fund          High current   Invests principally    Credit Risk
                   income by      in investment grade    Economic
                   investing      debt securities of     Risk
                   primarily in   any maturity           Intelligence
                   fixed-income                          Risk
                   securities     Invests at least 80%   Interest
                                  of its assets in       Rate Risk
                                  bonds (debt            Liquidity
                                  securities)            Risk

                                  Seeks to achieve
                                  incremental return
                                  through analysis of
                                  relative credit and
                                  valuation of debt
                                  securities





Fund               Goal           Principal Strategies   Principal
                                                         Risk Factors
-----------	   -----------    --------------------   -------------
Global Bond Fund   High total     Invests principally    Credit Risk
                   return, both   in investment grade    Currency
                   through        debt securities of     Risk
                   income and     government, corporate  Economic
                   capital        and supranational      Risk
                   appreciation,  organizations (such    Emerging
                   by investing   as the World Bank and  Market Risk
                   primarily in   the United Nations)    Foreign
                   domestic and   of any maturity        Securities
                   foreign fixed-                         Risk
                   income         Invests at least 80%   Intelligence
                   securities     of its assets in       Risk
                                  bonds (debt            Interest
                                  securities)            Rate Risk
                                                         Liquidity
                                  Seeks to achieve       Risk
                                  incremental return     Non-
                                  through credit         Diversified
                                  analysis and            Fund Risk
                                  anticipation of        Political
                                  changes in interest    Risk
                                  rates within and
                                  among various
                                  countries



Principal Risk Factors
----------------------
All  investments involve some type and level  of  risk.
Risk is the possibility that you will lose money or not make any additional money by investing in the Funds.
Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund.

The following is a discussion of the principal risk factors of the Funds.

Credit Risk    The  likelihood  that a debtor  will  be
               unable  to  pay  interest  or  principal
               payments   as   planned   is   typically
               referred  to  as default risk.   Default
               risk   for   most  debt  securities   is
               constantly    monitored    by    several
               nationally recognized statistical rating
               agencies   such  as  Moody's   Investors
               Services,  Inc.  and Standard  &  Poor's
               Corporation.  Even if the likelihood  of
               default  is  remote,  changes   in   the
               perception of an institution's financial
               health will affect the valuation of  its
               debt  securities.   This  extension   of
               default  risk  is  typically  known   as
               credit   risk.   Bonds  rated   BBB/Baa,
               although  investment  grade,  may   have
               speculative   characteristics    because
               their  issuers  are more  vulnerable  to
               financial    setbacks    and    economic
               pressures   than  issuers  with   higher
               ratings.

Currency Risk    The value of foreign securities in  an
               investor's  home currency  depends  both
               upon the price of the securities and the
               exchange  rate  of the currency.   Thus,
               the  value of an investment in a foreign
               security will drop if the price for  the
               foreign  currency drops in  relation  to
               the   U.S.   dollar.   Adverse  currency
               fluctuations  are  an  added   risk   to
               foreign investments. Currency risk can be reduced through diversification among currencies or through hedging with the use of foreign currency contracts.

Economic Risk  The  prevailing economic environment  is
               important   to   the   health   of   all
               businesses.  However, some companies are
               more   sensitive  to  changes   in   the
               domestic or global economy than  others.
               These   types  of  companies  are  often
               referred   to  as  cyclical  businesses.
               Countries  in which a large  portion  of
               businesses  are  in cyclical  industries
               are    thus   also   very   economically
               sensitive and carry a higher amount of economic risk.

Emerging       Investments in emerging markets securities
Markets        involve all of the risks of investments in
Risk           foreign securities (see below), and also
               have  additional risks.  The markets  of
               developing  countries  have  been   more
               volatile  than the markets of  developed
               countries  with  more mature  economies.
               Many  emerging markets companies in  the
               early   stages   of   development    are
               dependent on a small number of  products
               and  lack  substantial capital reserves.
               In addition, emerging markets often have
               less   developed  legal  and   financial
               systems.    These  markets  often   have
               provided  significantly higher or  lower
               rates  of return than developed  markets
               and   usually  carry  higher  risks   to
               investors than securities of companies in developed countries.

Foreign        Investments in securities of foreign issuers,
Securities     whether directly or indirectly in the form
Risk           of American Depositary Receipts or  similar
               instruments  involve  additional   risks
               different  from  those  associated  with
               investing in securities of U.S. issuers.
               There   may   be   limited   information
               available   to  investors  and   foreign
               issuers  are  not generally  subject  to
               uniform    accounting,   auditing    and
               financial   standards  and  requirements
               like  those applicable to U.S.  issuers.
               The  value of foreign securities may  be
               adversely  affected by  changes  in  the
               political    or    social    conditions,
               confiscatory    taxation,     diplomatic
               relations,                expropriation,
               nationalization,   limitation   on   the
               removal  of  funds  or  assets,  or  the
               establishment  of exchange  controls  or
               other   foreign  restrictions  and   tax
               regulations   in   foreign    countries.
               Foreign   securities  trade  with   less
               frequency   and  volume  than   domestic
               securities   and  therefore   may   have
               greater  price volatility.  In addition,
               just  as foreign markets may respond  to
               events  differently from  U.S.  markets,
               foreign     securities    can    perform
               differently from U.S. securities.

Intelligence   Inteligence risk is
Risk           a term created by The Managers Funds LLC to describe the
               risks taken by mutual fund investors in hiring professional asset managers to manage assets. The asset managers evaluate investments relative to all of these risks and allocate accordingly. To the extent that they are intelligent and make accurate projections about the future of individual businesses and markets, they will make money for investors. While most managers diversify many of these risks, their portfolios are constructed based upon central underlying assumptions and investment philosophies, which proliferate through their management organizations and are reflected in their portfolios. Intelligence risk can be defined as the risk that asset managers may make poor decisions or use investment philosophies that turn out to be wrong.

Interest Rate  Changes in interest
Risk rates can impact bond prices in several ways. As interest rates rise, the fixed coupon payments (cash flows) of debt securities become less competitive with the market and thus the price of the securities will fall. The longer into the future that these cash flows are expected, the greater the effect on the price of the security. Interest rate risk is thus measured by analyzing the length of time or duration over which the return on the investment is expected. The longer the maturity or duration, the higher the interest rate risk.

               Duration  is  the weighted average  time
               (typically  quoted  in  years)  to   the
               receipt  of  cash  flows  (principal   +
               interest)  for a bond or portfolio.   It
               is   used  to  evaluate  such  bond   or
               portfolio's interest rate sensitivity.

Liquidity Risk This  is  the risk that the Fund  cannot
               sell  a  security at a reasonable  price
               within  a  reasonable  time  frame  when
               necessary  due to a lack of  buyers  for
               the  security. This risk applies to  all
               assets.  For example, an asset such as a
               house has reasonably high liquidity risk
               because  it is unique and has a  limited
               number  of potential buyers.   Thus,  it
               often  takes  a  significant  effort  to
               market, and it takes at least a few days
               and  often months to sell.  On the other
               hand,  a  U.S. Treasury note is  one  of
               thousands   of  identical   notes   with
               virtually unlimited potential buyers and
               can   thus  be  sold  very  quickly  and
               easily.    The  liquidity  of  financial
               securities  in  orderly markets  can  be
               measured  by  observing  the  amount  of
               daily or weekly trading in the security,
               the  prices at which the security trades
               and  the  difference between  the  price
               buyers  offer  to  pay  and  the   price
               sellers    want   to   get.     However,
               estimating  the liquidity of  securities
               during   market   upheavals   is    very
               difficult.

Market Risk    Market  risk  is also called  systematic
               risk.   It typically refers to the basic
               variability  that stocks  exhibit  as  a
               result  of  stock  market  fluctuations.
               Despite   the   unique   influences   on
               individual  companies, stock  prices  in
               general  rise and fall as  a  result  of
               investors' perceptions of the market  as
               a  whole.   The consequences  of  market
               risk  are that if the stock market drops
               in   value,  the  value  of   a   Fund's
               portfolio of investments is also  likely
               to  decrease in value.  The decrease  in
               the  value  of a Fund's investments,  in
               percentage  terms, may be more  or  less
               than  the decrease in the value  of  the
               market.  Since foreign securities  trade
               on   different   markets,   which   have
               different     supply     and      demand
               characteristics, their prices are not as closely linked to the U.S. markets.
               Foreign securities markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions.

Mid-           Mid-capitalization
Capitalization companies often have greater price volatility,
Stock Risk     lower trading volume and less liquidity than
               larger, more established companies. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies. For these and other reasons, a Fund with investments in mid-capitalization companies carries more risk than a Fund with investments in large-capitalization companies.

Non-Diversified A Fund which is "non-diversified" can
 Fund Risk      invest more of its assets in a single
               issuer than that of  a  diversified fund.
	       To the  extent
               that a Fund invests significant portions
               of  the  portfolio in  securities  of  a
               single  issuer, such as a  corporate  or
               government  entity, the Fund is  subject
               to  specific risk.  Specific risk is the
               risk  that  a  particular security  will
               drop in price due to adverse effects  on
               a specific issuer.  Specific risk can be
               reduced through diversification.  It can
               be measured by calculating how much of a
               portfolio is concentrated into  the  few
               largest  holdings and by estimating  the
               individual  risks  that  these   issuers
               face.

Political Risk Changes in the political status  of  any
               country can have profound effects on the
               value of securities within that country.
               Related  risk factors are the regulatory
               environment   within  any   country   or
               industry and the sovereign health of the
               country.   These  risks  can   only   be
               reduced  by  carefully  monitoring   the
               economic,   political   and   regulatory
               atmosphere    within    countries    and
               diversifying across countries.

Price Risk     As  investors perceive and forecast good
               business prospects, they are willing  to
               pay   higher   prices  for   securities.
               Higher  prices therefore reflect  higher
               expectations.  If expectations  are  not
               met, or if expectations are lowered, the
               prices  of  the  securities  will  drop.
               This  happens with individual securities
               or  the financial markets overall.   For
               stocks, price risk is often measured  by
               comparing  the price of any security  or
               portfolio to the book value, earnings or
               cash  flow of the underlying company  or
               companies.    A  higher  ratio   denotes
               higher expectations and higher risk that the expectations will not be sustained.

Sector Risk    Companies that are in similar businesses
               may  be similarly affected by particular
               economic or market events, which may, in
               certain  circumstances, cause the  value
               of  securities  of all  companies  in  a
               particular  sector  of  the  market   to
               decrease.   Although  a  Fund  may   not
               concentrate  in  any one industry,  each
               Fund  may  invest without limitation  in
               any  one sector.  To the extent  a  Fund
               has   substantial  holdings   within   a
               particular sector, the risks associated with that sector increase.

Small-Capitalization
Stock Risk	Small-capitalization companies often have
		greater price volatility, lower trading
                volume and   less  liquidity  than  larger,
		more  established companies.  These
               companies tend to have smaller revenues,
               narrower  product lines, less management
               depth and experience, smaller shares  of
               their  product or service markets, fewer
               financial resources and less competitive
               strength  than  larger  companies.   For
               these  and  other reasons, a  Fund  with
               investments    in   small-capitalization
               companies carries more risk than a Fund with investments in large-capitalization companies.

                    PERFORMANCE SUMMARY
		    -------------------
The following bar charts illustrate the risks of investing in each Fund by showing each Fund's year-by-year total returns and how the performance of each Fund has varied over the past ten years (or since the Fund's inception). Each chart assumes that all dividend and capital gain distributions have been reinvested. Past performance does not guarantee future results.

         Annual Total Returns - Last Ten Calendar Years
                       Managers Value Fund
		       -------------------

Year	Annual Total Return
----	-------------------
2003	27.4%
2002	-23.8
2001	2.9
2000	9.8
1999	4.2
1998	11.7
1997	27.2
1996	17.1
1995	34.4
1994	1.0




            Best Quarter:  16.6% (2nd Quarter 2003)
            Worst Quarter:  -20.6% (3rd Quarter 2002)



         Annual Total Returns - Last Ten Calendar Years
               Managers Capital Appreciation Fund
	       ----------------------------------

Year	Annual Total Return
----	-------------------
2003	25.1%
2002	-30.5
2001	-31.6
2000	-22.2
1999	103.0
1998	57.3
1997	12.7
1996	13.7
1995	33.4
1994	-1.5


             Best Quarter:  58.4% (4th Quarter 1999)
            Worst Quarter: -25.8% (1st Quarter 2001)

                      Annual Total Returns
                   Managers Small Company Fund
		   ---------------------------

Year	Annual Total Return
----	-------------------
2003	43.6%
2002	-21.6
2001	-12.2



            Best Quarter:  18.83% (2nd Quarter 2003)
            Worst Quarter:  -20.9% (3rd Quarter 2001)


         Annual Total Returns - Last Ten Calendar Years
                  Managers Special Equity Fund
		  ----------------------------

Year	Annual Total Return
----	-------------------
2003	42.5%
2002	-22.0
2001	-8.1
2000	-2.6
1999	54.1
1998	0.2
1997	24.4
1996	24.8
1995	33.9
1994	-2.0


             Best Quarter:  35.9% (4th Quarter 1999)
            Worst Quarter:  -23.7% (3rd Quarter 2001)

         Annual Total Returns - Last Ten Calendar Years
               Managers International Equity Fund
	       ----------------------------------

Year	Annual Total Return
----	-------------------
2003	33.2%
2002	-16.7
2001	-23.4
2000	-8.5
1999	25.3
1998	14.5
1997	10.8
1996	12.8
1995	16.2
1994	2.0


             Best Quarter: 18.2% (2nd Quarter 2003)
            Worst Quarter: -20.1% (3rd Quarter 2002)

                      Annual Total Returns
              Managers Emerging Markets Equity Fund
	      -------------------------------------

Year	Annual Total Return
----	-------------------
2003	51.2%
2002	-8.0
2001	-0.6
2000	-26.7
1999	90.1



             Best Quarter:  43.7% (4th Quarter 1999)
            Worst Quarter:  -25.1% (3rd Quarter 2001)

         Annual Total Returns - Last Ten Calendar Years
                       Managers Bond Fund
                       ------------------

Year	Annual Total Return
----	-------------------
2003	10.8%
2002	11.0
2001	9.6
2000	9.4
1999	3.7
1998	3.3
1997	10.4
1996	5.0
1995	30.9
1994	-7.3


             Best Quarter:  9.7% (1st Quarter 1995)
            Worst Quarter:  -3.6% (1st Quarter 1996)

                      Annual Total Returns
                    Managers Global Bond Fund
		    -------------------------

Year	Annual Total Return
----	-------------------
2003	20.7%
2002	18.9
2001	-4.1
2000	-1.6
1999	-10.0
1998	19.3
1997	0.2
1996	4.4
1995	19.1



             Best Quarter:  12.5% (1st Quarter 1995)
            Worst Quarter:  -5.5% (1st Quarter 1999)



The following table illustrates the risks of investing in the Fund by showing how each Fund's performance compares to that of a broadly based securities market index. Again, the table assumes that dividends and capital gain distributions have been reinvested for both the Fund and the applicable index. A description of the indexes is included in Appendix A. As always, the past performance of a Fund (before and after taxes) is not an indication of how the Fund will perform in the future.



                Average Annual Total Returns (1)
                        (as of 12/31/03)

                         1       5       10       Since     Inception
                        Year   Years   Years    Inception     Date
		       ------  ------  ------   ---------   ---------
Value Fund                                                  10/31/84
----------
Return Before Taxes    27.39%   2.70%   9.94%      11.81%
Return After Taxes on  27.19%   1.22%   6.95%      n/a
Distributions
Return After Taxes on
Distributions  and     17.80%   1.65%   7.07%      n/a
Sale of Fund Shares
S&P 500 Index (a)      28.68%  -0.57%   11.07%     13.31%
(before taxes)

Capital Appreciation                                         6/1/84
Fund
--------------------
Return Before Taxes    25.05%  -1.24%   9.55%      12.52%
Return After Taxes on  25.05%  -2.52%   6.58%      n/a
Distributions
Return After Taxes on
Distributions and      16.28%  -1.32%   6.81%      n/a
Sale of Fund Shares
S&P 500 Index (a)      28.68%  -0.57%   11.07%     13.59%
(before taxes)

Small Company Fund                                          6/19/00
------------------
Return Before Taxes    43.59%   n/a     n/a       -2.36%
Return After Taxes on  43.59%   n/a     n/a       -2.36%
Distributions
Return After Taxes on
Distributions and      28.34%   n/a     n/a	  -2.00%
Sale of Fund Shares
Russell 2000 Index (a) 47.25%   7.13%   9.47%      3.18%
(before taxes)

Special Equity Fund                                          6/1/84
-------------------
Return Before Taxes    42.50%   8.94%   12.10%     13.99%
Return After Taxes on  42.50%   7.89%   10.68%      n/a
Distributions
Return After Taxes on
Distributions      and 27.63%   7.24%   9.94%	    n/a
Sale of Fund Shares
Russell 2000 Index(a)  47.25%   7.13%   9.47%      11.07%
(before taxes)

International Equity                                        12/31/85
--------------------
Fund
Return Before Taxes    33.21%  -0.50%   5.17%      9.80%
Return After Taxes on  32.67%  -1.18%   4.22%       n/a
Distributions
Return After Taxes on
Distributions      and 21.58%  -0.63%   4.12%       n/a
Sale of Fund Shares
MSCI EAFE Index (a)    38.59%  -0.05%   4.47%      8.89%
(b)  (before taxes)

Emerging Markets                                             2/9/98
----------------
Equity Fund
Return Before Taxes    51.20%  14.03%    n/a       7.03%
Return After Taxes on  51.02%  13.27%    n/a       6.43%
Distributions
Return After Taxes on
Distributions      and 33.28%  11.86%    n/a       5.75%
Sale of Fund Shares
MSCI Emerging Markets
Free Index(a) (c)      56.28%  10.62%   0.18%      3.93%
(before taxes)


Bond Fund                                                   6/1/84
---------
Return Before Taxes    10.77%   8.86%   8.31%     10.22%
Return After Taxes on   8.73%   6.22%   5.50%         n/a
Distributions
Return After Taxes on
Distributions and       7.02%   5.91%   5.35%	     n/a
Sale of Fund Shares
Lehman Bros.
Govt/Credit Index(a)    4.67%   6.66%   6.98%      9.69%
(before taxes)

Global Bond Fund
----------------                                            3/25/94
Return Before Taxes    20.69%   4.03%    n/a       6.09%
Return After Taxes on  16.37%   2.53%    n/a       4.21%
Distributions
Return After Taxes on
Distributions      and 13.60%   2.53%    n/a       4.07%
Sale of Fund Shares
Lehman Bros. Global
Aggregate Bond         4.10%   6.62%   6.95%        n/a
Index(a) (before
taxes)


(a) Reflects no deduction for fees, expenses or taxes.
(b) Net dividends are reinvested.
(c) Gross dividends are reinvested.

(1) After-tax returns are calculated by Lipper. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Total Return is used by mutual funds to calculate the hypothetical change in value of an investment over a specified period of time, assuming reinvestment of all dividends and distributions.

                        FEES AND EXPENSES
                        -----------------
This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Funds.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------


Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of the offering price)              	None
Maximum Deferred Sales Charge (Load)                   	None
Maximum Sales Charge (Load) Imposed on Reinvested
 Dividends and Other Distributions                     	None
Redemption Fee (Global Bond Fund)*                        1%
Redemption Fee (Emerging Markets Equity Fund and
International Equity Fund) *                              2%






        Annual Fund Operating Expenses (expenses that are
                   deducted from Fund assets)


                                          Total
                                         Annual      Fee
                 Managem  Distri  Other   Fund      Waiver
                   ent    bution  Expen  Operat     and/or     Net
                  Fees     (12b-   ses     ing     Expense   Expens
                            1)           Expens   Reimburse    es
                           Fees            es        ment
		  -----    -----  -----   -----     ------    -----
Value Fund (1)(2) 0.75%    0.00%  0.67%   1.42%     -0.23%    1.19%
Capital           0.80%    0.00%  0.72%   1.52%     -0.23%    1.29%
Appreciation
Fund (1)(3)
Small Company     0.90%    0.00%  0.60%   1.50%     -0.05%    1.45%
Fund (4)
Special Equity    0.90%    0.00%  0.56%   1.46%     -0.02%    1.44%
Fund (1)(5)
International     0.90%    0.00%  0.83%   1.73%     -0.18%    1.55%
Equity Fund (1)(6)
Emerging Markets  1.15%    0.00%  0.84%   1.99%     -0.20%    1.79%
Equity Fund (7)
Bond Fund (8)     0.63%    0.00%  0.46%   1.09%     -0.10%    0.99%
Global Bond Fund  0.70%    0.00%  0.98%   1.68%     -0.49%    1.19%
(9)


*Applies to redemptions occurring within 60 days of purchase. See "Redemption Fees."


(1)  Certain Funds have entered into arrangements  with
unaffiliated  broker-dealers to pay a portion  of  such
Funds'  expenses.   In  addition,  all  the  Funds  may
receive  credits against their custodian  expenses  for
uninvested  overnight  cash  balances.   Due  to  these
expense  offsets, the following Funds  incurred  actual
"Total  Annual Fund Operating Expenses" for the  fiscal
year  ended December 31, 2003 in amounts less than  the
amounts  shown  above.  After giving  effect  to  these
expense  offsets,  the  "Total  Annual  Fund  Operating
Expenses" for the fiscal year ended December  31,  2003
for the Funds were as follows: Value Fund - 1.27%, Capital Appreciation Fund -1.33%, Special Equity Fund -
1.43% and International Equity Fund - 1.72%.

(2) The Managers Funds LLC has contractually agreed through May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating
Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 1.19% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading
"The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets. Because The Managers Funds
LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed
1.19% in certain circumstances.

(3) The Managers Funds LLC has contractually agreed through May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating
Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 1.29% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading
"The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets. Because The Managers Funds
LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed
1.29% in certain circumstances.

(4) The Managers Funds LLC has contractually agreed, through at least May 1, 2005, to limit "Total Annual
Fund Operating Expenses"

(exclusive of taxes, interest, brokerage and extraordinary items) to 1.45% subject to later reimbursement by the Fund in certain circumstances.
See "The Managers Funds."

(5) In connection with the appointment on December 19, 2003, of Essex Investment Management
Company, LLC ("Essex") as a subadvisor
to Managers Special Equity Fund, The Managers Funds
LLC has contractually agreed to waive a portion of its fee or reimburse expenses of the Fund, through at least May 1, 2005, commensurate with the savings in the subadvisory fee paid to Essex, which equates to 0.10% of the average daily net assets of the portion of the Fund managed by Essex in excess of $100 million.
Based on the assets of the Fund managed by Essex at May 1, 2004 and the total assets of the Fund at December 31, 2003, this undertaking can be expected to reduce the Fund's Total Annual Fund Operating
Expenses by approximately 0.02%. The actual amount of any reduction in Total Annual Fund Operating Expenses as a result of this expense limitation may be more or less than 0.02% depending upon the actual total assets of the Fund and the portion of the Fund's assets managed by Essex for the current year.


(6) The Managers Funds LLC has contractually agreed through May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating
Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 1.55% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading
"The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets. Because The Managers Funds
LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed
1.55% in certain circumstances.

(7) The Managers Funds LLC has contractually agreed through May 1, 2005 to waive management fees as may be necessary to limit "Total Annual Fund Operating
Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 1.79% of the Fund's net asset value subject to later reimbursement by the Fund in certain circumstances (as discussed under the heading
"The Managers Funds"), provided that the amount of management fees waived will not exceed 0.25% of the Fund's average net assets. Because The Managers Funds
LLC's obligation to waive its management fees is limited to 0.25% of the Fund's average net assets, it is possible the Fund's total expenses could exceed
1.79% in certain circumstances.

  (8) The Managers Funds LLC has contractually agreed, through at least May 1, 2005, to limit "Total Annual
Fund Operating Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 0.99% subject to later reimbursement by the Fund in certain circumstances. See "The Managers Funds."

(9) The Managers Funds LLC has contractually agreed, through at least May 1, 2005, to limit "Total Annual
Fund Operating Expenses" (exclusive of taxes, interest, brokerage and extraordinary items) to 1.19% subject to later reimbursement by the Fund in certain circumstances. See "The Managers Funds."




Example
-------
This  Example  will  help  you  compare  the  cost   of
investing  in  the Funds to the cost  of  investing  in
other   mutual   funds.   The  example  makes   certain
assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, all dividends and distributions are reinvested and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:



                          1     3     5      10
                         Year  Year  Years   Years
			 ----  ----  ----- -------
Value Fund               $121  $427  $754   $1,682
Capital Appreciation     $131  $458  $807   $1,793
Fund
Small Company Fund       $148  $469  $814   $1,786
Special Equity Fund      $147  $460  $796   $1,745
International    Equity  $158  $527  $922   $2,026
Fund
Emerging Markets Equity  $182  $605  $1,054 $2,301
Fund
Bond Fund                $101  $337  $591   $1,320
Global Bond Fund         $121  $482  $867   $1,946


The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

SUMMARY OF THE FUNDS
====================

                   THE MANAGERS FUNDS
		   ------------------
The Managers Funds is a mutual fund family comprised of different Funds, each having distinct investment management objectives, strategies, risks and policies.
Many of the Funds employ a multi-manager investment approach which can provide added diversification within each portfolio.

The Managers Funds LLC  (the  "Investment Manager"), an
indirect,   wholly-owned   subsidiary   of   Affiliated
Managers Group, Inc. located at 600 Hale Street, Prides
Crossing, MA 01965, serves as the investment manager to
the  Funds  and  is responsible for the Funds'  overall
administration.  It selects and recommends, subject  to
the  approval  of the Board of Trustees,  one  or  more
asset   managers  to  manage  each  Fund's   investment
portfolio.   It  also  allocates assets  to  the  asset
managers  based  on certain evolving targets,  monitors
the   performance,  security  holdings  and  investment
strategies of these external asset managers  and,  when
appropriate,   researches  any  potential   new   asset
managers  for  the  Fund family.   The  Securities  and
Exchange  Commission has given the Funds  an  exemptive
order  permitting them to change asset managers without
prior shareholder approval, but subject to notification
within  90  days  of any such changes.  The  Investment
Manager  or the Distributor may make direct or indirect
payments  to third parties in connection with the  sale
of   Fund   shares  or  the  servicing  of  shareholder
accounts.

Managers    Distributors,   Inc.    ("MDI"    or    the
"Distributor"),  a  wholly-owned  subsidiary   of   the
Investment  Manager, serves as the Funds'  distributor.
MDI receives no compensation from the Funds for its services as distributor.

WHAT  AM  I INVESTING IN?  You are buying shares  of  a
pooled  investment  known as  a  mutual  fund.   It  is
professionally managed and gives you the opportunity to
invest  in  a  variety  of  companies,  industries  and
markets.   Each  Fund  is  not  a  complete  investment
program, and there is no guarantee that a Fund will reach its stated goals.


Value Fund
==========

FUND FACTS
----------
Objective:          Long-term capital appreciation;
		    income is the secondary objective

Investment Focus:   Equity securities of medium and
		    large U.S. companies

Benchmark:          S&P 500 Index

Ticker:             MGIEX


Objective
---------
The  Fund's  objective is to achieve long-term  capital
appreciation through a diversified portfolio of  equity
securities.  Income is the Fund's secondary  objective.
The   Fund's   objectives  may   be   changed   without
shareholder  approval.   Shareholders  will  be   given
notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under   normal  market  conditions,  the  Fund  invests
primarily  in  common  and  preferred  stocks  of  U.S.
companies.   The Fund generally invests in  medium  and
large    companies,    that    is,    companies    with
capitalizations   that  are   within   the   range   of
capitalizations of companies represented in the S&P 500
Index.  As  of December 31, 2003, the range  of  market
capitalizations  for  the  S&P  500  Index  was  $901.8
million to $310.4 billion.

The  Fund's assets currently are allocated between  two
asset managers, each of which acts independently of the
other   and  uses  its  own  methodology  in  selecting
portfolio  investments.  One asset manager  utilizes  a
dividend  yield  oriented  value  approach  whereby  it
principally  selects securities from among  those  that
yield  more  than the S&P 500 Index.  The  other  asset
manager  invests  in stocks with low  price-to-earnings
and  price-to-cash  flow ratios  while  using  in-depth
bottom-up analysis to identify financially strong, well-
managed   companies.    It  examines   the   underlying
businesses,     financial    statements,    competitive
environment and company managements in order to  assess
the  future profitability of each company.  Both  asset
managers  expect  to  generate  returns  from  dividend
income  as well as capital appreciation as a result  of
improvements to the valuations of the stocks  such  as,
among  other things, increases in the price to earnings
ratio.  Growth in earnings and dividends may also drive
the  price of stocks higher.  A stock is typically sold
if   the   asset  manager  believes  that  the   future
profitability of a company does not support its current stock price.

For  temporary defensive purposes, the Fund may invest,
without  limit,  in  cash  or high  quality  short-term
investments.  To the extent that the Fund  is  invested
in these instruments, the Fund will not be pursuing its
investment    objective.    Although   the   investment
strategies  of  the  Fund's  asset  managers   do   not
ordinarily involve trading securities for short-term profits, any asset manager may sell any security when the asset manager believes best, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and may increase your tax liability.

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional returns through medium- to large-capitalization equities in your investment portfolio
       * Are willing to accept a moderate risk
          investment
       * Have an investment time horizon of five years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with stock market risk

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Armstrong  Shaw  Associates Inc.  ("Armstrong  Shaw")
and   Osprey  Partners  Investment  Management,   LLC
("Osprey Partners") each manage a portion of the Fund.

Armstrong Shaw has managed a portion of the Fund  since
March  2000.   Armstrong  Shaw,  located  at  45  Grove
Street,  New Canaan, Connecticut, was founded in  1984.
As of December 31, 2003 Armstrong Shaw had assets under
management  of  approximately $474.7 million.   Jeffrey
Shaw is the lead portfolio manager for the portion of the Fund managed by Armstrong Shaw. He has been the Chairman and President of Armstrong Shaw since 1999 and
1988, respectively, and is a co-founder of the firm.

Osprey Partners has managed a portion of the Fund since
September 2001.  Osprey Partners, located at 1040 Broad
Street, Shrewsbury, New Jersey, was founded in 1998.
As of December 31, 2003, Osprey Partners had assets under management of approximately $3.1 billion. John
W. Liang is the lead portfolio manager for the portion of the Fund managed by Osprey Partners. He is a Managing Partner and the Chief Investment Officer and has been employed as a portfolio manager by the firm since 1998. From 1989 to 1998, he was a Managing
Director and a portfolio manager at Fox Asset
Management.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.75% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Armstrong Shaw and Osprey
Partners.

The  Managers Funds LLC (the "Investment Manager")  has
contractually agreed, through at least May 1, 2005,  to
waive  management  fees  to the extent  total  expenses
(exclusive   of   brokerage,   interest,   taxes    and
extraordinary expenses) of the Fund exceed 1.19% of the
Fund's  net  asset value, provided that the  amount  of
fees  waived  will not exceed 0.25% of the  Fund's  net
asset  value.   The  Fund  is obligated  to  repay  the
Investment  Manager  such  amounts  waived,   paid   or
reimbursed in future years provided that the  repayment
occurs  within  three  (3) years after  the  waiver  or
reimbursement and that such repayment would  not  cause
the  Fund's expenses in any such future year to  exceed
1.19%  of  the  Fund's average daily  net  assets.   In
addition to any other waiver or reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                              Capital Appreciation Fund
			      =========================

FUND FACTS
----------
Objective:          Long-term capital appreciation;
		    income is the secondary objective

Investment Focus:   Equity securities of medium and
                    large U.S. companies

Benchmark:          S&P 500 Index

Ticker:             MGCAX

Objective
---------
The  Fund's  objective is to achieve long-term  capital
appreciation through a diversified portfolio of  equity
securities.  Income is the Fund's secondary  objective.
The   Fund's   objectives  may   be   changed   without
shareholder  approval.   Shareholders  will  be   given
notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under   normal  market  conditions,  the  Fund  invests
primarily  in  common  and  preferred  stocks  of  U.S.
companies.   The Fund generally invests in  medium  and
large    companies,    that    is,    companies    with
capitalizations   that  are   within   the   range   of
capitalizations of companies represented in the S&P 500
Index.  As  of December 31, 2003, the range  of  market
capitalizations  for  the  S&P  500  Index  was  $901.8
million to $310.4 billion.

The  Fund's assets currently are allocated between  two
asset managers, each of which acts independently of the
other  and uses its own methodology to select portfolio
investments.   Both asset managers emphasize  a  growth
approach to investing, that is, each selects stocks  of
companies  that it believes can generate strong  growth
in  earnings  and/or cash flow. One  asset  manager  is
typically,   though  not  exclusively,  attempting   to
identify   companies  expected  to  exhibit   explosive
earnings  growth  in the near term.   The  other  asset
manager   is   typically,   though   not   exclusively,
attempting  to  identify companies  with  above-average
products  and services and the ability to generate  and
sustain growth in earnings and/or cash flow over longer
periods.   Both  asset managers examine the  underlying
businesses,     financial    statements,    competitive
environment and company managements in order to  assess
the  future profitability of each company.   One  asset
manager expects to generate returns almost exclusively from capital appreciation due to earnings growth, while the other manager expects to generate returns from capital appreciation due to both earnings growth and an improvement in the market's valuation of that stock. A stock is typically sold if the asset manager believes that the current stock price is not supported by its expectations regarding the company's future growth potential.

For  temporary defensive purposes, the Fund may invest,
without  limit,  in  cash  or high  quality  short-term
investments.  To the extent that the Fund  is  invested
in these instruments, the Fund will not be pursuing its
investment    objective.    Although   the   investment
strategies  of  the  Fund's  asset  managers   do   not
ordinarily  involve trading securities  for  short-term
profits,  an  asset manager may sell any security  when
the  asset  manager believes best, which may result  in
short-term  trading.  Short-term trading  may  increase
the Fund's transaction costs, which may have an adverse
effect on the Fund's performance.
..

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for some
          additional returns through medium- to large-capitalization equities in your investment portfolio
       * Are willing to accept a higher degree of risk for the opportunity of higher potential returns
       * Have an investment time horizon of five years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with stock market risk

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Essex Investment Management Company, LLC ("Essex")  and
Bramwell Capital Management, Inc. ("Bramwell") each manage a portion of the Fund.

Essex  has  managed a portion of the Fund  since  March
1997.   Essex,  located  at 125  High  Street,  Boston,
Massachusetts,   was  founded  in   1976.    Affiliated
Managers Group, Inc. owns a majority interest in Essex.
As  of  December  31,  2003,  Essex  had  assets  under
management  of approximately $5.9 billion.  Stephen  D.
Cutler  and Malcolm MacColl are the portfolio  managers
for  the  portion of the Fund managed  by  Essex.   Mr.
Cutler  is  the  President of, and a portfolio  manager
for,  Essex,  positions he has held  since  1989.   Mr.
MacColl  has  been a portfolio manager for Essex  since
1994.

Bramwell  has managed a portion of the Fund since  June
2003.  Bramwell, located at 745 Fifth Avenue, New York,
New  York,  was  founded in 1994.  As of  December  31,
2003,   Bramwell   had  assets  under   management   of
approximately $907 million.

Elizabeth Bramwell is the portfolio manager for the portion of the Fund managed by Essex. She has been the President of, and a portfolio manager for, Bramwell, since 1994.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.80% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Essex and Bramwell.

The  Managers Funds LLC (the "Investment Manager")  has
contractually agreed, through at least May 1, 2005,  to
waive  management  fees  to the extent  total  expenses
(exclusive   of   brokerage,   interest,   taxes    and
extraordinary expenses) of the Fund exceed 1.29% of the
Fund's  net  asset value, provided that the  amount  of
fees  waived  will not exceed 0.25% of the  Fund's  net
asset  value.   The  Fund  is obligated  to  repay  the
Investment  Manager  such  amounts  waived,   paid   or
reimbursed in future years provided that the  repayment
occurs  within  three  (3) years after  the  waiver  or
reimbursement and that such repayment would  not  cause
the  Fund's expenses in any such future year to  exceed
1.29%  of  the  Fund's average daily  net  assets.   In
addition to any other waiver or reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                                     Small Company Fund
				     ==================

FUND FACTS
----------
Objective:          Long-term capital appreciation

Investment Focus:   Equity securities of small
		    companies

Benchmark:          Russell 2000 Index

Ticker:             MSCFX


Objective
---------
The Fund's objective is to achieve long-term capital appreciation by investing in equity securities of small companies.

Principal Investment Strategies
-------------------------------
Under normal circumstances,
the  Fund  invests at least 80% of its assets in  small
companies.   This  policy may not  be  changed  without
providing shareholders 60 days notice.  Under  normal
market conditions, the Fund  invests  at
least  65%  of its total assets in common and preferred
stocks of small companies with the potential for  long-
term capital appreciation.    The term "small
companies"  refers  to  companies with  capitalizations
that  at  the  time  of purchase  are  less  than  $2.5
billion.   The  Fund  may  retain  securities  that  it
already has purchased even if the specific company outgrows the Fund's capitalization limits.

The  Fund's assets currently are managed by a  single
asset    manager.    The   asset   manager    focuses
exclusively  on  stocks  of  small  companies   whose
businesses  are expanding.  The asset  manager  seeks
to  identify  companies  expected  to  exhibit  rapid
earnings  growth  and to invest in  healthy,  growing
businesses  whose  stocks are selling  at  valuations
less  than  should  be expected.  The  asset  manager
examines   the   underlying   businesses,   financial
statements,   competitive  environment  and   company
managements   in   order   to   assess   the   future
profitability  of each company.  The  asset  manager,
thus,   expects  to  generate  returns  from  capital
appreciation  due  to  earnings  growth  along   with
improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio. A stock is typically sold if the asset manager believes that the future profitability of a company does not support its current stock price.

For   temporary  defensive  purposes,  the  Fund  may
invest, without limit, in cash or high quality short-
term  investments.  To the extent that  the  Fund  is
invested in these instruments, the Fund will  not  be
pursuing  its  investment  objective.   Although  the
investment  strategies of the  Fund's  asset  manager
does  not  ordinarily involve trading securities  for
short-term  profits, the asset manager may  sell  any
security when the asset manager believes best,  which
may   result   in  short-term  trading.    Short-term
trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and may increase your tax liability.

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional returns through small company equities in your investment portfolio
       * Are willing to accept a higher degree of risk for the opportunity of higher potential returns
       * Have an investment time horizon of five years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with stock market risk
       * Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Kalmar  Investment  Advisers  ("Kalmar")  manages   the
entire  Fund and has managed at least a portion of  the
Fund  since the Fund's inception. Kalmar has managed  a
portion  of the Fund since its inception in  May  2000.
Kalmar,  located  at  Barley Mill House,  3701  Kennett
Pike,  Wilmington,  Delaware, is  a  Delaware  Business
Trust  formed  in  1996  as a sister  asset  management
organization  to  Kalmar Investments, Inc.,  which  was
founded  in  1982.  As of December 31,  2003,  the  two
Kalmar   organizations  had  assets  under   management
totaling  approximately $1.2 billion in  small  company
stocks.   Ford  B.  Draper, Jr. leads the  eight-person
research/portfolio management team for the  portion  of
the   Fund  managed  by  Kalmar.   Mr.  Draper  is  the
President  and Chief Investment Officer  of  Kalmar,  a
position  he  has  held  since 1982.   Kalmar  is  100%
employee owned.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Kalmar.

The  Managers Funds LLC (the "Investment Manager")  has
contractually agreed, through at least May 1, 2005,  to
waive  fees and pay or reimburse the Fund to the extent
total expenses (exclusive of brokerage, interest, taxes
and extraordinary expenses) of the Fund exceed 1.45% of
the  Fund's  average  daily net assets.   The  Fund  is
obligated to repay the Investment Manager such  amounts
waived,  paid  or reimbursed in future  years  provided
that  the repayment occurs within three (3) years after
the  waiver  or  reimbursement and that such  repayment
would  not cause the Fund's expenses in any such future
year  to  exceed 1.45% of the Fund's average daily  net
assets.    In   addition  to  any   other   waiver   or
reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment
Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                                    Special Equity Fund
				    ===================

FUND FACTS
----------
Objective:          Long-term capital appreciation

Investment Focus:   Equity securities of small- and
		    medium-sized U.S. companies

Benchmark:          Russell 2000 Index

Ticker:             MGSEX

Objective
---------
The  Fund's  objective is to achieve long-term  capital
appreciation through a diversified portfolio of  equity
securities  of small- and medium-sized companies.   The
Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances,  the  Fund
invests   at  least  80%  of  its  assets   in   equity
securities,  i.e.,  common and preferred  stocks;  this
policy   may   not   be   changed   without   providing
shareholders  60  days notice.  Under   normal  market
conditions,  the  Fund  invests
primarily  in  common  and  preferred  stocks  of  U.S.
companies.  Although the Fund is permitted to  purchase
securities  of  both  small- and  medium-capitalization
companies,   the   Fund   has   historically   invested
substantially  all of its assets in the  securities  of
small-capitalization companies, that is, companies with
capitalizations   that  at the time of purchase are less
than 2.5 billion.   The  Fund  may  retain
securities that it already has purchased even if the company outgrows the Fund's capitalization limits.

The  Fund's  assets are currently allocated among  five
asset managers, each of which acts independently of the
other  and uses its own methodology to select portfolio
investments.   Three  asset managers  utilize  a  value
approach  to  investing whereby they seek  to  identify
companies  whose  improving  businesses  are  for  some
reason  not being fully recognized by others and  which
are  thus  selling at valuations less  than  should  be
expected.   The  other  two asset  managers  utilize  a
growth  approach  to  investing whereby  they  seek  to
identify companies which are exhibiting rapid growth in
their businesses.  All five asset managers examine  the
underlying     businesses,    financial     statements,
competitive  environment  and  company  managements  in
order  to  assess  the  future  profitability  of  each
company.   The asset managers, thus, expect to generate
returns  from  capital  appreciation  due  to  earnings
growth along with improvements in the valuations of the
stocks  such as, among other things, increases  in  the
price to earnings ratio.  A stock is typically sold  if
the    asset   managers   believe   that   the   future
profitability of a company does not support its current stock price.

For  temporary defensive purposes, the Fund may invest,
without  limit,  in  cash  or high  quality  short-term
investments.  To the extent that the Fund  is  invested
in these instruments, the Fund will not be pursuing its
investment    objective.    Although   the   investment
strategies  of  the  Fund's  asset  managers   do   not
ordinarily  involve trading securities  for  short-term
profits, any asset manager may sell a security when the
asset manager believes best, which may result in short-
term  trading.   Short-term trading  may  increase  the
Fund's transaction costs, which may have an adverse effect on the Fund's performance, and may increase your tax liability.

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional returns through small- and medium-capitalization equities in your investment portfolio
       * Are willing to accept a higher degree of risk for the opportunity of higher potential returns
       * Have an investment time horizon of five years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with stock market risk
       * Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Donald Smith & Co., Inc. ("Donald Smith"), Kern Capital
Management  LLC  ("Kern"), Essex Investment  Management
Company, LLC ("Essex"), Skyline Asset Management,  L.P.
("Skyline")   and   Westport  Asset  Management,   Inc.
("Westport") each manage a portion of the Fund.

Donald  Smith has managed a portion of the  Fund  since
September  2002.  Donald Smith is located at  152  West
57th  Street, 22nd Floor, New York, New  York.   As  of
December 31, 2003, Donald Smith had approximately  $1.7
billion in assets under management. Donald G. Smith is the portfolio manager of the portion of the assets managed by Donald Smith. He has been the President of, and a portfolio manager for, Donald Smith, since 1983.

Kern  has managed a portion of the Fund since September
1997.  Kern,  located at 114 West 47th  Street,  Suite
1926,  New York, New York, was formed in 1997.   As  of
December 31, 2003, Kern had assets under management  of
approximately $1.8 billion.  Robert E. Kern, Jr. is the
portfolio  manager for the portion of the Fund  managed
by Kern.  Mr. Kern is the Managing Member, Chairman and
CEO of, and a portfolio manager for, Kern, positions he
has  held  since the firm's formation.  Prior  to  that
time,   he   was  Senior  Vice  President  of   Fremont
Investment  Advisers in 1997 and a Director  of  Morgan
Grenfell Capital Management from 1986 to 1997.

Essex  has managed a portion of the Fund since December
2003.   Essex,  located  at 125  High  Street,  Boston,
Massachusetts,   was  founded  in   1976.    Affiliated
Managers Group, Inc. owns a majority interest in Essex.
As  of  December  31,  2003,  Essex  had  assets  under
management of approximately $5.9 billion.  Craig  Lewis
is  the  portfolio manager of the portion of the assets
managed  by  Essex.   He  is  a  Principal  of,  and  a
portfolio manager for, Essex, positions he has held with Essex since May 2002. Mr. Lewis was a Senior Vice
President  of,  and  a  portfolio manager  for,  Putnam
Investments, from 1998 to 2002.

Skyline  has  managed  a  portion  of  the  Fund  since
December  2000.  Skyline, located at 311  South  Wacker
Drive,  Suite  4500, Chicago, Illinois, was  formed  in
1995  and  is organized as a limited partnership.   The
general  partner  of  Skyline  is  Affiliated  Managers
Group,  Inc.   As  of  December 31, 2003,  Skyline  had
assets  under management of approximately $1.6 billion.
William M. Dutton and a team of analysts are the portfolio managers for the portion of the Fund managed by Skyline. Mr. Dutton is the Managing Partner of, and a portfolio manager for, Skyline, and has held such positions with the firm since the firm's formation.

Westport  has  managed  a portion  of  the  Fund  since
December  1985.   Westport, located  at  253  Riverside
Avenue, Westport, Connecticut, was formed in 1983.   As
of   December  31,  2003,  Westport  had  assets  under
management  of approximately $2.9 billion.   Andrew  J.
Knuth and Edmund Nicklin are the portfolio managers for
the portion of the Fund managed by Westport.  Mr. Knuth
is  the  Chairman of Westport and has  acted  in  those
capacities  for  the  firm since  its  formation.   Mr.
Nicklin  is  a  Managing Director of, and  a  portfolio
manager   for,  Westport,  and  has  acted   in   those
capacities for the firm since 1997. Prior to joining the firm, he was a Portfolio Manager for Evergreen
Funds since 1982.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Donald Smith, Kern, Essex, Skyline and Westport.

                              International Equity Fund
			      =========================

FUND FACTS
----------
Objective:          Long-term capital appreciation;
		    income is the secondary objective

Investment Focus:   Equity securities of non-U.S.
		    companies

Benchmark:          MSCI EAFE Index

Ticker:             MGITX



Objective
---------
The  Fund's objective is to achieve long-term capital
appreciation  through  a  diversified  portfolio   of
equity  securities of non-U.S. companies.  Income  is
the   Fund's   secondary   objective.    The   Fund's
objectives   may   be  changed  without   shareholder
approval.   Shareholders will be given  notice  prior
to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the
Fund  invests  at  least 80% of its  assets  in  equity
securities,  i.e.,  common and preferred  stocks;  this
policy   may   not   be   changed   without   providing
shareholders  60  days  notice.  Under  normal  market
conditions, the Fund  invests  at
least  65%  of its total assets in common and preferred
stocks  of non-U.S. companies.  The Fund may invest  in
companies of any size.     The  Fund   primarily
invests   in   securities  of  issuers   in   developed
countries, but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

The  Fund's  assets  currently  are  allocated  among
three   asset   managers,   each   of   which    acts
independently  of  the  other  and   uses   its   own
methodology in selecting portfolio investments.   One
asset  manager utilizes a value approach  whereby  it
seeks   to   identify  companies  whose  shares   are
available for less than what it considers to be  fair
value.   The asset manager uses a proprietary  return
model based on fundamental analysis of businesses  in
order  to identify companies with the most attractive
value  attributes.   Another asset manager  generally
seeks  to identify long-term investment themes  which
may   affect   the  profitability  of  companies   in
particular  industries, regions  or  countries.   For
example,  the asset manager may identify broad-based,
demographic  trends,  such  as  an  increase  in  the
average  age of a region's population, that may  make
investments  in  particular companies  or  industries
particularly  attractive.  The  third  asset  manager
utilizes  a  growth approach to investing whereby  it
seeks    to   identify   companies   with   improving
fundamentals and accelerating earnings.   Each  asset
manager    examines   the   underlying    businesses,
financial statements, competitive environment, and company managements in order to assess the future profitability of each company. With the combination of these strategies, the Fund expects to generate returns from capital appreciation due to earnings growth along with improvements in the valuations of the stocks such as, among other things, increases in the price to earnings ratio. A stock is typically sold if an asset manager believes that the current stock price is higher than should be expected given the expectations for future profitability of the company, if the applicable investment theme has matured, or if the asset manager believes that the key drivers of earnings are generally recognized and discounted into the price of the security.

For   temporary  defensive  purposes,  the  Fund  may
invest, without limit, in cash or high quality short-
term  investments.  To the extent that  the  Fund  is
invested in these instruments, the Fund will  not  be
pursuing  its  investment  objective.   Although  the
investment  strategies of the Fund's  asset  managers
do  not  ordinarily  involve trading  securities  for
short-term  profits, an asset manager  may  sell  any
security when the asset manager believes best,  which
may   result   in  short-term  trading.    Short-term
trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and may increase your tax liability.


Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional returns through international equities in your investment portfolio
       * Are willing to accept a moderate risk
          investment
       * Have an investment time horizon of five years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with stock market risk
       * Are seeking current income





PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Lazard  Asset  Management LLC. ("Lazard"),  Bernstein
Investment Research and Management ("Bernstein")  and
Mastholm Asset Management, L.L.C. ("Mastholm") each manage a portion of the Fund.

Lazard  has  managed  a  portion  of  the  Fund   since
September  2003.   Lazard, located  at  30  Rockefeller
Plaza, New York, New York, was founded in 1848.  As  of
December  31, 2003, Lazard had assets under  management
in  excess of $69.1 billion.  William E. Holzer is  the
portfolio  manager for the portion of the Fund  managed
by  Lazard.   He  is  a Director of,  and  a  portfolio
manager  for,  Lazard, positions he has held  with  the
firm since August 2003.  He was a Managing Director of,
and   a  portfolio  manager  for,  Deutsche  Investment
Management  Americas, Inc. ("Deutsche"), from  1980  to
2003. From December 1989 until August 2003, Mr. Holzer was responsible in his capacity as a portfolio manager for Deutsche for managing the portion of the Fund's assets formerly allocated to Deutsche.

Bernstein has managed a portion of the Fund since March
2002.   Bernstein,  located  at  1345  Avenue  of   the
Americas,  New  York, New York, is a unit  of  Alliance
Capital  Management L.P. which was first  organized  in
1962.   As  of  December  31,  2003,  Alliance  Capital
Management  L.P.  had approximately $474.7  billion  in
assets  under  management.   Kevin  F.  Simms  is   the
portfolio  manager for the portion of the Fund  managed
by  Bernstein.   He  is the Director  of  Global  Value
Equity  Research.   Mr. Simms has been  with  Bernstein
since 1992.

Mastholm has managed a portion of the Fund since  March
2000.   Mastholm,  located at 10500  N.E.  8th  Street,
Bellevue,  Washington,  was founded  in  1997.   As  of
December 31, 2003, Mastholm had assets under management
of  approximately $3.8 billion.  Mastholm uses  a  team
approach  to manage its portion of the Fund.  The  team
is  headed  by  Theodore  J. Tyson.   Mr.  Tyson  is  a
Managing Director of Mastholm, position he has held since 1997.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.90% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Lazard, Bernstein and Mastholm.

The Managers Funds LLC (the "Investment Manager") has contractually agreed, through at least May 1, 2005, to waive management fees to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed 1.55% of the Fund's net asset value, provided that the amount of fees waived will not exceed 0.25% of the Fund's net asset value. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 1.55% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment
Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                           Emerging Markets Equity Fund
			   ============================

FUND FACTS
----------
Objective:          Long-term capital appreciation

Investment Focus:   Equity securities of emerging
		    market or developing countries

Benchmark:          MSCI Emerging Markets Free Index

Ticker:             MEMEX


Objective
---------
The Fund's objective is to achieve long-term capital appreciation through a diversified portfolio of equity securities of companies located in countries designated by the World Bank or the United Nations to be a developing country or an emerging market. The Fund's objective may be changed without shareholder approval.
Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities, i.e., common and preferred stocks of companies located in countries designated by the World Bank or the United
Nations to be a developing country or an emerging market, such as most countries in Africa, Asia, Latin
America and the Middle East; this policy may not be changed without providing shareholders 60 days notice.
The Fund may invest in companies of any size.

Currently,  the asset manager of the  Fund  seeks  to
keep  the  Fund  diversified  across  a  variety   of
markets, countries and regions.  In addition,  within
these  guidelines, it selects stocks that it believes
can  generate  and  maintain strong earnings  growth.
First,  the  asset  manager assesses  the  political,
economic  and  financial  health  of  each   of   the
countries  within  which  it  invests  in  order   to
determine   target   country   allocation   for   the
portfolio.  The asset manager then seeks to  identify
companies  with  quality management, strong  finances
and  established market positions across a  diversity
of  companies  and  industries  within  the  targeted
countries.   A stock is typically sold if  the  asset
manager believes that the current stock price is  not
supported   by   its   expectations   regarding   the
company's   future  growth  potential   or   if   the
political,  economic  or  financial  health  of   the
country changes.

For   temporary  defensive  purposes,  the  Fund  may
invest, without limit, in cash or high quality short-
term  investments.  To the extent that  the  Fund  is
invested in these instruments, the Fund will  not  be
pursuing  its  investment  objective.   Although  the
investment strategies of the Fund's asset manager  do
not  ordinarily involve trading securities for short-
term   profits,  the  asset  manager  may  sell   any
security when the asset manager believes best,  which
may   result   in  short-term  trading.    Short-term
trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and may increase your tax liability.

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are willing to accept a higher degree of risk and volatility for the opportunity of higher potential returns
       * Have an investment time horizon of seven years or more

     This Fund may not be suitable if you:
       * Are seeking a conservative risk investment
       * Are investing with a shorter time horizon in mind
       * Are seeking stability of principal or current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Rexiter Capital Management Limited ("Rexiter") manages the Fund. Rexiter and its corporate predecessors have managed a portion of the Fund since February 1998, the Fund's inception, and Rexiter has managed the entire
Fund since January 1999.

Rexiter,  located  at  21 St. James's  Square,  London,
England, was founded in 1997.  As of December 31, 2003,
Rexiter  had  assets under management of  approximately
$875  million.  Kenneth King and Murray Davey  are  the
portfolio managers for the Fund.  Mr. King is the Chief
Investment Officer of Rexiter, a position he  has  held
since  the  firm's formation.   Prior  to  joining  the
firm,  he was the head of Emerging Markets at Kleinwort
Benson  Investment since 1992.  Mr. Davey is  a  Senior
Portfolio Manager of Rexiter, a position he has held since the firm's formation.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 1.15% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Rexiter.

The  Managers Funds LLC (the "Investment Manager")  has
contractually agreed, through at least May 1, 2005,  to
waive  management  fees  to the extent  total  expenses
(exclusive   of   brokerage,   interest,   taxes    and
extraordinary expenses) of the Fund exceed 1.79% of the
Fund's  net  asset value, provided that the  amount  of
fees  waived  will not exceed 0.25% of the  Fund's  net
asset  value.   The  Fund  is obligated  to  repay  the
Investment  Manager  such  amounts  waived,   paid   or
reimbursed in future years provided that the  repayment
occurs  within  three  (3) years after  the  waiver  or
reimbursement and that such repayment would  not  cause
the  Fund's expenses in any such future year to  exceed
1.79%  of  the  Fund's average daily  net  assets.   In
addition to any other waiver or reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                                              Bond Fund
					      =========
FUND FACTS
----------
Objective:          High current income

Investment Focus:   Fixed-income securities

Benchmark:          Lehman Bros. Govt/Credit Index

Ticker:             MGFIX



Objective
---------
The  Fund's objective is to achieve a high  level  of
current income from a diversified portfolio of fixed-
income  securities.   The  Fund's  objective  may  be
changed  without shareholder approval.   Shareholders
will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
 Under normal  circumstances,
the  Fund  invests at least 80% of its assets in  bonds
(debt  securities);  this policy  may  not  be  changed
without providing shareholders 60 days notice.  Under
normal  market conditions, the Fund  invests  at
least  65%  of  its  total assets in  investment  grade
corporate  bonds and mortgage-related and other  asset-
backed   securities   and  in  securities   issued   or
guaranteed  by  the U.S. Government,  its  agencies  or
instrumentalities.   Investment  grade  securities  are
rated at least in the BBB/Baa major rating category  by
Standard  &  Poor's  Corporation or  Moody's  Investors
Services, Inc. (or a similar rating from any nationally
recognized statistical rating organization).  From time
to  time,  the Fund may invest in unrated bonds,  which
are considered by the asset manager to be of comparable
quality.  Debt securities held by the Fund may have any
remaining   maturity.   Occasionally,  the   Fund   may
purchase only the interest or principal component of a mortgage-related security. Up to 10% of the total assets of the Fund may be invested in non-U.S. dollar-denominated instruments.

In deciding which securities to buy and sell, the asset
manager   will  consider,  among  other   things,   the
financial  strength  of  the issuer  of  the  security,
current    interest   rates,   the   asset    manager's
expectations  regarding  general  trends  in   interest
rates, and comparisons of the level of risk associated with particular investments with the asset manager's expectations concerning the potential return of those investments.

Three  themes  typically drive  the  Fund's  investment
approach.   First,  the asset manager  generally  seeks
fixed-income   securities  of  issuers   whose   credit
profiles  the  asset  manager believes  are  improving.
Second,  the  Fund makes significant use of  securities
whose  price  changes may not have a direct correlation
with  changes  in  interest rates.  The  asset  manager
believes that the Fund may generate positive returns by
having a portion of the Fund's assets invested in  this
type of securities, rather than by relying primarily on
changes  in interest rates to produce returns  for  the
Fund.   Third,  the  asset manager  analyzes  different
sectors  of  the economy and differences in the  yields
("spreads") of various fixed-income securities in an effort to find securities that the asset manager believes may produce attractive returns for the Fund in comparison to their risk.

For  temporary defensive purposes, the Fund may invest,
without  limit,  in  cash  or high  quality  short-term
investments.  To the extent that the Fund  is  invested
in these instruments, the Fund will not be pursuing its
investment    objective.   Although   the    investment
strategies   of  the  Fund's  asset  manager   do   not
ordinarily involve trading securities for short-term profits, the asset manager may sell any security when the asset manager believes best, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and increase your tax liability.

The asset manager generally prefers securities that are
protected  against  calls  (early  redemption  by   the
issuer).

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional fixed-income returns in your investment portfolio
       * Are willing to accept a moderate risk
          investment
       * Have an investment time horizon of four years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are seeking a conservative risk investment




PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Loomis, Sayles & Company, L.P. ("Loomis, Sayles") manages the entire Fund and has managed at least a portion of the Fund since May 1984.

Loomis,   Sayles,  located  at  One  Financial  Center,
Boston,  Massachusetts, was founded  in  1926.   As  of
December  31,  2003, Loomis, Sayles  had  assets  under
management of approximately $53.7 billion.   Daniel  J.
Fuss is the portfolio manager for the Fund. He is a Managing Director of Loomis, Sayles, a position he has held since 1976.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.625% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Loomis, Sayles.

The  Managers  Funds  LLC (the "Investment  Manager")
has  contractually agreed, through at  least  May  1,
2005, to waive fees and pay or reimburse the Fund  to
the  extent  total expenses (exclusive of  brokerage,
interest,  taxes and extraordinary expenses)  of  the
Fund  exceed  0.99% of the Fund's average  daily  net
assets.    The  Fund  is  obligated  to   repay   the
Investment  Manager  such  amounts  waived,  paid  or
reimbursed   in  future  years  provided   that   the
repayment  occurs within three (3)  years  after  the
waiver  or  reimbursement  and  that  such  repayment
would  not  cause  the Fund's expenses  in  any  such
future  year  to  exceed 0.99% of the Fund's  average
daily  net  assets.  In addition to any other  waiver
or   reimbursement  agreed  to  by   the   Investment
Manager,  an  asset manager from  time  to  time  may
waive  all  or  a  portion of its fee.   In  such  an
event,  the  Investment  Manager  will,  subject   to
certain conditions, waive an equal amount of the Management Fee.

                                       Global Bond Fund
				       ================

FUND FACTS
----------
Objective:          Income and capital appreciation

Investment Focus:   High quality foreign and domestic
		    fixed-income securities

Benchmark:          Lehman Brothers Global Aggregate
Index

Ticker:             MGGBX


Objective
---------
The   Fund's  objective  is  to  achieve  income  and
capital  appreciation through  a  portfolio  of  high
quality    foreign    and    domestic    fixed-income
securities.   The  Fund's objective  may  be  changed
without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal  circumstances,  the
Fund  invests at least 80% of its assets in bonds (debt
securities);  this  policy may not be  changed  without
providing  shareholders 60 days notice.  Under  normal
market conditions, the Fund  invests  at
least 65% of its total assets in investment grade  U.S.
and foreign corporate bonds and in securities issued or
guaranteed  by the U.S. and foreign governments,  their
agencies     or     instrumentalities,    supranational
organizations  such as the World Bank  and  the  United
Nations.   Investment  grade securities  are  rated  at
least  in the BBB/Baa major rating category by Standard
&  Poor's  Corporation or Moody's  Investors  Services,
Inc.   (or   a   similar  rating  from  any  nationally
recognized statistical rating organization). From time to time, the Fund may invest in unrated bonds which are considered by the asset manager to be of comparable quality. Debt securities held by the Fund may have any remaining maturity. The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets. The Fund is "non-diversified," which means that it may invest more of its assets in the securities of a single issuer than a diversified fund.

The  Fund's assets currently are managed by a  single
asset  manager.  The asset manager primarily  selects
investments  with  the goal of enhancing  the  Fund's
overall   yield   and  total  return   and   lowering
volatility,  relative  to  the  benchmark.   It  uses
credit  analysis and internally developed  investment
techniques  to  evaluate numerous financial  criteria
relating  to debt securities.  The asset manager  may
utilize  forward foreign currency contracts in  order
to   adjust   the   Fund's  allocation   in   foreign
currencies.

The asset manager does not manage this Fund to maintain
any  given  average duration.  This gives  the  manager
flexibility to invest in securities with any  remaining
maturity  as market conditions change.  At  times,  the
Fund's average duration may be longer than that of  the
benchmark,  so  that  the Fund  is  more  sensitive  to
changes  in  interest  risk  than  the  benchmark.    A
security  is  typically  sold  if  the  asset   manager
believes the security is overvalued based on its credit, country or duration.

For  temporary defensive purposes, the Fund may invest,
without  limit,  in  cash  or high  quality  short-term
investments.  To the extent that the Fund  is  invested
in these instruments, the Fund will not be pursuing its
investment    objective.   Although   the    investment
strategies   of  the  Fund's  asset  manager   do   not
ordinarily involve trading securities for short-term profits, the asset manager may sell any security when the asset manager believes best, which may result in short-term trading. Short-term trading may increase the Fund's transaction costs, which may have an adverse effect on the Fund's performance, and increase your tax liability.

Should I Invest in this Fund?

     This Fund may be suitable if you:
       * Are seeking an opportunity for additional global fixed-income returns in your investment portfolio
       * Are willing to accept a moderate risk
          investment
       * Have an investment time horizon of three years or more

     This Fund may not be suitable if you:
       * Are seeking stability of principal
       * Are investing with a shorter time horizon in mind
       * Are uncomfortable with currency and political risk

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Loomis,  Sayles & Company, L.P. ("Loomis, Sayles")  has
managed  the  entire  Fund since March  2002.   Loomis,
Sayles,   located  at  One  Financial  Center,  Boston,
Massachusetts, was founded in 1926.  As of December 31,
2003,  Loomis,  Sayles had assets under  management  of
approximately $53.7 billion.  Kenneth M.  Buntrock  and
David  W.  Rolley  are the portfolio managers  for  the
Fund.   Both  Mr.  Buntrock and  Mr.  Rolley  are  Vice
Presidents  of,  and  Portfolio Managers  for,  Loomis,
Sayles.   Mr. Buntrock joined Loomis, Sayles  in  1997.
Mr. Rolley joined Loomis, Sayles in 1994.

The Fund is obligated by its investment management contract to pay an annual management fee to The
Managers Funds LLC of 0.70% of the average daily net assets of the Fund. The Managers Funds LLC, in turn, pays a portion of this fee to Loomis, Sayles.

The  Managers Funds LLC (the "Investment Manager")  has
contractually agreed, through at least May 1, 2005,  to
waive  fees and pay or reimburse the Fund to the extent
total expenses (exclusive of brokerage, interest, taxes
and extraordinary expenses) of the Fund exceed 1.19% of
the  Fund's  average  daily net assets.   The  Fund  is
obligated to repay the Investment Manager such  amounts
waived,  paid  or reimbursed in future  years  provided
that  the repayment occurs within three (3) years after
the  waiver  or  reimbursement and that such  repayment
would  not cause the Fund's expenses in any such future
year  to  exceed 1.19% of the Fund's average daily  net
assets.    In   addition  to  any   other   waiver   or
reimbursement agreed to by the Investment Manager, an asset manager from time to time may waive all or a portion of its fee. In such an event, the Investment
Manager will, subject to certain conditions, waive an equal amount of the Management Fee.

                                        MANAGERSCHOICE (r)
					==============


ManagersChoice(r) Program
-------------------------
ManagersChoice  is   a  unique,  comprehensive   asset
allocation   program   offered   exclusively    through
investment  advisors and consisting  of  several  model
portfolios  using investments in various Funds  in  The
Managers Funds family of mutual funds.  Your investment
advisor  will  work with you to select a  portfolio  to
help   achieve  your  goals  in  the  context  of  your
tolerance for risk.

For more information on this program, contact your advisor or visit our website at www.managersfunds.com.
Please be aware that an advisor may charge additional fees and expenses for participation in this program.


                             Additional Practices/Risks
			     ==========================

OTHER SECURITIES AND INVESTMENT PRACTICES
-----------------------------------------
The following is a description of some of the other securities and investment practices of the Funds.

Restricted  and  Illiquid  Securities-  Each  Fund  may
purchase   restricted  or  illiquid  securities.    Any
securities  that are thinly traded or whose  resale  is
restricted  can be difficult to sell at a desired  time
and  price.   Some  of  these securities  are  new  and
complex  and trade only among institutions; the markets
for  these securities are still developing, and may not
function as efficiently as established markets.  Owning
a large percentage of restricted or illiquid securities
could  hamper  a Fund's ability to raise cash  to  meet
redemptions.   Also,  because  there  may  not  be   an
established market price for these securities, a Fund may have to estimate their value. This means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Repurchase Agreements- Each Fund may buy securities with the understanding that the seller will buy them back with interest at a later date. If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

Foreign  Securities-  Each Fund that  focuses  on  U.S.
investments  may also purchase foreign securities.   To
the extent of any such investments, those Funds will be
subject to the risks of foreign investing, although not
to  the  extent of International Equity Fund,  Emerging
Markets  Equity  Fund or Global Bond  Fund,  for  which
these  risks  are  principal  risks  discussed  in  the
Risk/Return Summary.  Foreign securities generally  are
more  volatile  than their U.S. counterparts,  in  part
because of higher political and economic risks, lack of
reliable   information  and  fluctuations  in  currency
exchange rates. These risks are usually higher in less developed countries.
In addition, foreign securities may be more difficult to resell and the markets for them less efficient than for comparable U.S. securities. Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure- Many U.S. companies in which the Funds may invest generate significant revenues and earnings from abroad. As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S.
dollar. These factors, taken as a whole, may adversely affect the price of the Funds' shares.

Initial Public Offerings - Each Fund may invest in initial public offerings. To the extent that it does so, the performance of the Fund may be significantly affected by such investments.

Derivatives-  Each  Fund  may  invest  in  derivatives.
Derivatives,  a  category  that  includes  options  and
futures, are financial instruments whose value  derives
from  another  security, an index or a currency.   Each
Fund  may  use  derivatives for hedging (attempting  to
offset a potential loss in one position by establishing
an  interest in an opposite position) or to attempt  to
increase  return.  This includes the use  of  currency-
based   derivatives  for  speculation  (investing   for
potential  income or capital gain).  While hedging  can
guard  against potential risks, it adds to  the  Fund's
expenses  and  can  eliminate  some  opportunities  for
gains.  There is also a risk that a derivative intended
as  a hedge may not perform as expected.  The Funds are
not obligated to hedge and there is no guarantee that a
Fund  will  hedge any of its positions.  The main  risk
with  derivatives is that some types can amplify a gain
or  loss,  potentially earning or losing  substantially
more  money  than  the actual cost of  the  derivative.
With  some  derivatives, whether used  for  hedging  or
speculation,   there  is  also  the   risk   that   the
counterparty may fail to honor its contract terms, causing a loss for the Fund.

High-Yield  Bonds-  Each  Fund  may  invest  a  limited
portion  of  its  total  assets  in  high-yield  bonds,
frequently  referred  to as "junk  bonds".   High-yield
bonds are debt securities rated below BBB by Standard &
Poor's   Corporation  or  Baa3  by  Moody's   Investors
Services,  Inc. (or a similar rating by any  nationally
recognized  statistical rating organization).   To  the
extent that a Fund invests in high-yield bonds, it takes on certain risks:

* the risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds; and

* issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

When-Issued Securities- Each Fund may invest in securities prior to their date of issue. These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.

Zero-Coupon Bonds- Each Fund may invest in bonds in which no periodic coupon is paid over the life of the contract. Instead, both the principal and the interest are paid at the maturity date.

U.S. Government Securities-Obligations issued by some U.S. Government agencies, authorities, instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while obligations issued by others, such as Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs"), are backed solely by the entity's own resources or by the ability of the entity to borrow from the U.S. Treasury. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, authorities, instrumentalities or sponsored enterprises if it is not obliged to do so by law.



A FEW WORDS ABOUT RISK
----------------------
In the normal course of everyday life, each of us takes
risk.   What is risk?  Risk can be thought  of  as  the
likelihood of an event turning out differently than planned and the consequences of that outcome.

If  you drive to work each day, you do so with the plan
of  arriving safely with time to accomplish your tasks.
There  is  a possibility, however, that some unforeseen
factor  such  as bad weather or a careless driver  will
disrupt  your  plan.   The  likelihood  of  your  being
delayed or even injured will depend upon a number of factors including the route you take, your driving ability, the type and condition of your vehicle, the geographic location or the time of day.

The  consequences of something going  wrong  can  range
from  a short delay to serious injury or death. If  you
wanted,  you  could try to quantitatively estimate  the
risk   of  driving  to  work,  which  along  with  your
expectations  about the benefits of  getting  to  work,
will  help  you determine whether or not  you  will  be
willing to drive each day. A person who works in a city
may find the risk of driving very high and the relative
rewards  minimal  in that he or she could  more  easily
walk or ride a train. Conversely, a person who works in
the  country  may find the risk of driving minimal  and
the  reward great in that it is the only way he or  she
could get to work. Fortunately, most people do not need
to   quantitatively  analyze  most  of  their  everyday
actions.

The   point   is   that  everyone  takes   risks,   and
subconsciously  or  otherwise,  everyone  compares  the
benefit that they expect from taking risk with the cost
of  not  taking  risk to determine their  actions.   In
addition, here are a few principles from this example which are applicable to investing as well.

      *Despite statistics, the risks of any action are different for every person and may change as a person's circumstances change;

      *Everybody's  perception of reward  is  different;
       and

      *High risk does not in itself imply high reward.

While   higher  risk  does  not  imply  higher  reward,
proficient investors demand a higher return when they take higher risks. This is often referred to as the risk premium.

The risk premium for any investment is the extra return, over the available risk-free return, that an investor expects for the risk that he or she takes.
The risk-free return is a return that one could expect with absolute certainty.

U.S.  investors often consider the yield for short-term
U.S. Treasury securities to be as close as they can get
to  a risk-free return since the principal and interest
are  guaranteed by the U.S. Government.  Investors  get
paid  only  for taking risks, and successful  investors
are  those who have been able to correctly estimate and
diversify   the  risks  to  which  they  expose   their
portfolios along with the risk premium they expect to earn.

In  order  to better understand and quantify the  risks
investors   take  versus  the  rewards   they   expect,
investors separate and estimate the individual risks to their portfolio. By diversifying the risks in an investment portfolio, an investor can often lower the overall risk, while maintaining a reasonable return expectation.

Principal  Risk  Factors  in  the  Risk/Return  Summary
detail  the principal risks of investing in the  Funds.
The   following  are  descriptions  of  some   of   the
additional risks that the asset managers of the Funds may take to earn investment -returns. This is not a comprehensive list and the risks discussed below are only certain of the risks to which your investments are exposed.

Prepayment Risk
---------------
Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

Reinvestment Risk
-----------------
As debtors pay interest or return capital to investors,
there  is no guarantee that investors will be  able  to
reinvest these payments and receive rates equal  to  or
better  than  their original investment.   If  interest
rates  fall, the rate of return available to reinvested
money  will  also fall.  Purchasers of  a  30-year,  8%
coupon bond can be reasonably assured that they will receive an 8% return on their original capital, but unless they can reinvest all of the interest receipts at or above 8%, the total return over 30 years will be below 8%. The higher the coupon and prepayment risk, the higher the reinvestment risk.

Here  is a good example of how consequences differ  for
various  investors.  An investor who plans on  spending
(as opposed to reinvesting) the income generated by his
portfolio   is   less  likely  to  be  concerned   with
reinvestment risk and more likely to be concerned with inflation and interest rate risk than is an investor who will be reinvesting all income.

Specific Risk
-------------
This is the risk that any particular security will drop in price due to adverse effects on a specific business.
Specific  risk  can be reduced through diversification.
It can be measured by calculating how much of a portfolio is concentrated into the few largest holdings and by estimating the individual business risks that these companies face.

An extension of specific risk is Sector Risk. Companies
that   are  in  similar  businesses  may  be  similarly
affected by particular economic or market events. To measure sector risk, one would group the holdings of a portfolio into sectors and observe the amounts invested in each. Again, diversification among industry groups will reduce sector risk but may also dilute potential returns.

                                  About Your Investment
				  =====================

FINANCIAL HIGHLIGHTS
--------------------
The following Financial Highlights tables are intended to help you understand each Fund's financial performance for the past five fiscal years (or since the Fund's inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. This information, derived from each Fund's Financial Statements, has been audited by PricewaterhouseCoopers LLP, whose report is included in each Fund's Annual Report, which is available upon request.

Financial Highlights
For a share of capital stock outstanding


                                 For the year ended December 31,

    Managers Value Fund     2003      2002     2001     2000    1999
    -------------------     ----      ----     ----     ----    ----
Net Asset Value,           $20.69    $27.45    $27.73   $27.50  $30.67
Beginning of Year

Income from Investment
Operations:
 Net investment income       0.11      0.15     0.09     0.17    0.30
 Net realized and
 unrealized gain (loss)
   on investments            5.56    (6.65)     0.70     2.45    0.91

Total from investment        5.67    (6.50)     0.79     2.62    1.21
 operations

Less Distributions to
Shareholders from:
 Net investment income     (0.12)    (0.16)    (0.08)   (0.17)   (0.29)
 Net realized gain on                (0.10)    (0.99)   (2.22)   (4.09)
 investments

    Total distributions    (0.12)    (0.26)    (1.07    (2.39)  (4.38)
    to shareholders

Net Asset Value, End of    $26.24    $20.69    $27.45   $27.73   $27.50
Year

Total                      27.39%    (23.79)%   2.92%    9.80%   4.15%
Return

Ratio of net expenses to    1.27%     1.28%    1.25%    1.30%   1.35%
average net assets
Ratio of total expenses     1.42% (4) 1.35%    1.35%    1.38%   1.35%
to average net assets
Ratio of net investment
income
 to average net assets      0.59%     0.60%    0.43%    0.61%   0.92%
Portfolio turnover            41%       53%     147%     153%     94%
Net assets at end of
year (000's omitted)     $100,720   $48,001   $63,628   $57,300 $42,471



Financial Highlights
For a share of capital stock outstanding



                                  For the year ended December 31,
Managers Capital
Appreciation Fund            2003      2002     2001     2000     1999
-----------------            ----      ----     ----     ----     ----
Net Asset Value,            $20.36    $29.29    $42.79   $61.12   $33.78
Beginning of Year

Income from Investment
Operations:
 Net investment loss        (0.16)    (0.28)    (0.25)   (0.42)   (0.27)

 Net realized and
 unrealized gain (loss)
   on investments             5.26    (8.65)    (13.25)  (13.25)  34.81


    Total from                5.10    (8.93)    (13.50)  (13.67)  34.54
    investment
    operations

Less Distributions to
Shareholders from:

 Net realized gain on
 investments                     -         -        -    (4.66)   (7.20)


Net Asset Value, End of     $25.46    $20.36    $29.29    $42.79    $61.12
Year

Total                       25.05%    (30.49)%   (31.55)% (22.20)%  103.02%
Return

Ratio of net expenses to     1.33%     1.39%    1.34%    1.23%    1.26%
average net assets
Ratio of total expenses      1.52% (4) 1.43%    1.40%    1.26%    1.30%
to average net assets
Ratio of net investment
loss to average net assets  (0.67)%   (1.07)%   (0.75)% (0.82)%   (0.86)%
Portfolio turnover            109%      141%     265%     306%     200%
Net assets at end of      $110,903    $107,545  $186,876 $286,515 $248,487
year (000's omitted)

                            For the period ended December 31,

Managers Small Company       2003      2002     2001    2000*
Fund
----------------------       ----      ----     ----    -----
Net Asset Value,             $6.40     $8.16    $9.29    $10.00
Beginning of Period

Income from Investment
Operations:
 Net investment loss        (0.09)    (0.13)    (0.07)    (0.01)

 Net realized and
 unrealized gain (loss)
   on investments             2.88    (1.63)    (1.06)    (0.70)


     Total from               2.79    (1.76)    (1.13)    (0.71)
     investment
     operations

Net Asset Value, End of      $9.19     $6.40    $8.16    $9.29
Period

Total                       43.59%    (21.57)% (12.16)%    (7.10)%  (1)
Return

Ratio of net expenses to     1.45%     1.40%    1.30%    1.30%  (2)
average net assets
Ratio of total expenses      1.50% (4) 1.70%    1.71%    1.72%  (2)
to average net assets
Ratio of net investment
loss to average net assets  (1.20)%    (1.17)%  (0.92)%  (0.45)%  (2)
Portfolio turnover             48%      134%      95%      55%  1
Net assets at end of
period (000's omitted)     $18,750     $12,610  $26,764   $25,705



* Commencement of operations was June 19, 2000.

Financial Highlights
For a share of capital stock outstanding




                                  For the year ended December 31,

Managers Special Equity      2003     2002      2001     2000      1999
Fund
-----------------------      ----     ----      ----     ----      ----
Net Asset Value,            $55.08    $70.59    $76.82   $91.42   $61.23
Beginning of Year

Income from Investment
Operations:
 Net investment loss        (0.43)    (0.34)    (0.18)   (0.12)   (0.29)

 Net realized and
 unrealized gain (loss)
   on investments            23.83    (15.17)   (6.05)   (2.71)    33.30


    Total from               23.40    (15.51)   (6.23)   (2.83)    33.01
    investment
    operations

Less Distributions to
Shareholders from:
                               ---       ---      ---      ---       ---
 Net realized gain on
 investments                     -         -        -    (11.77)   (2.82)


Net Asset Value, End of     $78.48    $55.08    $70.59   $76.82    $91.42
Year

Total Return                42.50%    (21.98)%  (8.07)%  (2.56)%  54.11%


Ratio of net expenses to     1.43%     1.31%    1.29%    1.26%     1.31%
average net assets
Ratio of total expenses      1.46% (4) 1.32%    1.30%    1.26%     1.31%
to average net assets
Ratio of net investment
loss
 to average net assets      (0.72)%    (0.56)%  (0.27)%  (0.16)%   (0.47)%

Portfolio turnover             64%       67%      62%      69%       89%
Net assets at end of    $3,279,318  $2,020,821 $2,295,234 $2,132,376 $1,543,150
year (000's omitted)

                                 For the year ended December 31,

Managers International        2003     2002     2001    2000      1999
Equity Fund
----------------------        ----     ----     ----    ----      ----
Net Asset Value, Beginning    $31.22   $37.61   $49.38  $58.71    $48.85
of Year

Income from Investment
Operations:
 Net investment income          0.34    0.19     0.20 (3) 0.27      0.35
 Net realized and
 unrealized gain (loss)
   on investments              10.04   (6.48)   (11.72)(3)(5.38)    11.96


   Total from investment       10.38   (6.29)   (11.52)   (5.11)    12.31
   operations

Less Distributions to
Shareholders from:
 Net investment income        (0.47)   (0.10)   (0.25)   (0.24)    (0.35)

 Net realized gain on
 investments                       -       -        -    (3.98)	   (2.10)

   Total distributions to     (0.47)   (0.10)   (0.25)   (4.22)    (2.45)
   shareholders

Net Asset Value, End of       $41.13   $31.22   $37.61  $49.38    $58.71
Year

Total                         33.21%  (16.71)% (23.35)% (8.46)%   25.28%
Return

Ratio of net expenses to       1.72%   1.54%    1.45%   1.41%     1.40%
average net assets
Ratio of total expenses to     1.73%   1.56%    1.46%   1.42%     1.41%
average net assets
Ratio of net investment
income
 to average net assets         0.70%   0.54%    0.46% (3)0.42%     0.66%
Portfolio turnover               80%    132%     108%     99%       43%
Net assets at end of year    $266,611  $362,561 $560,602 $656,630 $704,209
(000's omitted)



Financial Highlights
For a share of capital stock outstanding


                                 For the period ended December 31,

Managers Emerging           2003        2002    2001    2000    1999
Markets Equity Fund         ----        ----    ----    ----    ----
-------------------
Net Asset Value,            $8.80     $9.56     $9.63    $14.67    $7.74
Beginning of Year

Income from Investment
Operations:
 Net investment income       0.01      0.03     (0.01)   (0.04)     0.03
 (loss)
 Net realized and
 unrealized gain (loss)
   on investments            4.50    (0.79)     (0.04)    (3.90)     6.93


   Total from investment     4.51    (0.76)     (0.05)    (3.94)     6.96
   operations

Less Distributions to
Shareholders from:
 Net investment income      (0.05)      -           -        -     (0.03)
 Net realized gain on
 investments                    -         -     (0.02)    (1.10)     -

   Total distributions      (0.05)       -      (0.02)    (1.10)   (0.03)
   to shareholders

Net Asset Value, End of     $13.26     $8.80     $9.56     $9.63   $14.67
Year

Total Return                51.20%    (7.95)%   (0.57)%  (26.69)%   90.06%


Ratio of net expenses to    1.99%     1.97%     1.94%     1.98%    1.85%
average net assets
Ratio of total expenses     1.97% (4) 2.18%     2.36%     2.48%    2.52%
to average net assets
Ratio of net investment
income (loss)
 to average net assets      0.08%     0.32%     (0.09)%   (0.34)%   0.37%
Portfolio turnover            79%       68%       69%       40%     119%
Net assets at end of
year (000's omitted)       $36,728   $22,211    $15,202   $12,390  $12,434



                                  For the year ended December 31,

Managers Bond Fund          2003      2002      2001     2000      1999
------------------          ----      ----      ----     ----      ----
Net Asset Value,           $23.44    $22.32     $21.75   $21.45   $22.19
Beginning of Year

Income from Investment
Operations:
 Net investment income       1.08      1.24      1.44      1.49     1.45
 Net realized and
 unrealized gain (loss)
   on investments            1.40      1.12      0.60      0.48   (0.65)

    Total from               2.48      2.36      2.04      1.97     0.80
    investment
    operations

Less Distributions to
Shareholders from:
 Net investment income     (1.11)    (1.24)     (1.45)   (1.50)   (1.45)

 Net realized gain on      (0.23)       -       (0.02)    (0.17)   (0.09)
 investments

    Total distributions    (1.34)    (1.24)     (1.47)    (1.67)   (1.54)
    to shareholders

Net Asset Value, End of    $24.58    $23.44     $22.32    $21.75   $21.45
Year

Total                      10.77%    10.98%     9.64%     9.44%    3.66%
Return

Ratio of net expenses to    0.99%     1.00%     1.18%     1.19%    1.25%
average net assets
Ratio of total expenses     1.09% (4) 1.17%     1.18%     1.20%    1.26%
to average net assets
Ratio of net investment
income
 to average net assets      4.50%     5.55%     6.45%     6.91%    6.52%
Portfolio turnover            73%       24%       16%       10%      39%
Net assets at end of
year (000's omitted)      $179,641  $128,341  $66,817    $51,383  $33,389



Financial Highlights
For a share of capital stock outstanding



                                  For the year ended December 31,

Managers Global Bond        2003      2002      2001     2000      1999
Fund
--------------------        ----      ----      ----     ----      ----
Net Asset Value,           $20.58    $17.97     $18.98   $19.44   $22.38
Beginning of Year

Income from Investment
Operations:
 Net investment income       0.80      0.81      0.57 (3) 0.72     0.82
 Net realized and
 unrealized gain (loss)
   on investments            3.43      2.57    (1.33) (3) (1.06)   (3.05)

   Total from                4.23      3.38    (0.76)     (0.34)   (2.23)
   investment
   operations

Less Distributions to
Shareholders from:
 Net investment income     (2.09)    (0.55)       -       (0.12)   (0.49)

 Net realized gain on      (0.53)    (0.22)     (0.25)      -      (0.22)
 investments

   Total distributions     (2.62)    (0.77)     (0.25)    (0.12)   (0.71)
   to shareholders

Net Asset Value, End of    $22.19    $20.58     $17.97    $18.98   $19.44
Year

Total                      20.69%    18.85%     (4.10)%   (1.62)%  (9.97)%
Return

Ratio of net expenses to    1.68%     1.55%     1.45%     1.47%    1.54%
average net assets
Ratio of total expenses     1.68%     1.56%     1.46%     1.50%    1.54%
to average net assets
Ratio of net investment
income
 to average net assets      3.48%     4.01%     2.87% 3   4.07%    3.77%
Portfolio turnover           152%      220%      244%      176%     171%
Net assets at end of
year (000's omitted)      $32,307    $19,746    $19,879  $22,723  $19,073



The following notes should be read in conjunction with the Financial Highlights of the Funds presented on the preceding pages.
 1 Not Annualized.

 2 Annualized.

 3 Effective January 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment
   Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the year ended December 31, 2001 on International Equity, Intermediate Bond and Global Bond was to decrease net investment income and increase net realized and unrealized gain
   (loss) per share by $0.01, $0.04 and $0.04,
   respectively. The effect of this change on the remaining Funds was not significant. Without this change the ratio of net investment income to average net assets for the year ended December 31, 2001 for International Equity and Global
   Bond would have been 0.46% and 3.08%, respectively. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

 4 Excludes the impact of expense (reimbursement)/recoupment and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes.

                          YOUR ACCOUNT
			  ------------
As an investor, you pay no sales charges to invest in the Funds and you pay no charges to transfer within the Managers Funds Family of Funds or even to redeem out of a Fund. The price at which you purchase and redeem your shares is equal to the net asset value per share
(NAV) next determined after your purchase or redemption order is received on each day the New York Stock
Exchange (the "NYSE") is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. A fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New
York Time.  Purchase orders received after 4:00 p.m.
from certain processing organizations which have entered into special arrangements with the Fund will also receive that day's offering price provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m. Likewise, redemption orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Fund will also be redeemed at the net asset value computed that day provided the orders the processing organization transmits to the Fund were received in proper form by the processing organization before 4:00 p.m.

Securities traded in foreign markets may trade when the
NYSE  is closed.  Those securities are generally valued
at the closing of the exchange where they are primarily
traded.   Therefore, a Fund's NAV may  be  impacted  on
days when investors may not be able to purchase or redeem Fund shares.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

On  behalf  of Managers International Equity  Fund  and
Managers  Emerging Markets Fund, the  Manager  monitors
intervening  events  (including  general  movements  in
domestic   markets)  that  may  affect  the  value   of
securities  held  in  each  Fund's  portfolio  and,  in
accordance  with  procedures  adopted  by  the   Funds'
Trustees, will adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time each Fund's NAV is calculated.

Share  Classes of Special Equity Fund and International
Equity Fund
-------------------------------------------------------
In addition to the class of shares offered by this prospectus, Special Equity Fund and International
Equity Fund each also has I Class shares, which are designed for institutional investors. I Class shares are not available through this prospectus. Although they represent investments in the same portfolio of securities, each of the Fund's classes of shares has different expenses and will likely have different share prices.

Each Fund's I Class shares are designed to have lower operating expenses than the class of Fund shares offered by this prospectus, but I Class shares do have higher investment minimums (currently $250,000).

Call (800) 835-3879 for more information about the Fund's I Class shares. You should be aware that any financial intermediary through which you buy shares may receive different compensation depending upon the class of shares it sells and may not offer all classes of shares.

Minimum Investments in the Funds
--------------------------------
Cash  investments in the Funds must be in U.S. dollars.
Third-party checks and "starter" checks will not be accepted for the initial investment in the Funds or for any additional investment amounts..

The following table provides the minimum initial and additional investments in any Fund directly or through
ManagersChoice:



               Managers Funds         ManagersChoice
             Initial  Additional   Initial    Additional
            Investment Investment  Investment Investment
	    ---------  ----------  ---------- ----------
Regular      $2,000      $100      $50,000      $500
Accounts
Traditional   1,000       100       50,000       500
 IRA
ROTH IRA      1,000       100       50,000       500
Education     1,000       100       50,000       500
Savings
Account
SEP IRA       1,000       100       50,000       500
SIMPLE IRA    1,000       100       50,000       500


The Funds or the Distributor may, in their discretion, waive the minimum initial or additional investment amounts at any time. Additionally, the Funds (with the exception of International Equity Fund, Emerging
Markets Equity Fund and Global Bond Fund, which have adopted a redemption fee) or the Distributor may, in their discretion, request reimbursement from shareholder accounts that are involved in excessive trading. The costs to be borne by shareholders deemed to be involved in excessive trading by the Funds or the Distributor include, but are not limited to: 1) bank wire fees incurred by the Funds in order to facilitate the transfer of shareholder purchases and redemptions, and 2) sub-transfer agent recordkeeping fees associated with excessive trading.

If you invest through a third-party such as a bank, broker-dealer or other financial intermediary rather than directly with the Funds, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The Funds may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder, and may pay fees to these firms for participation in these programs.

A Traditional IRA is an individual retirement account. Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

An Education Savings Account is an account with non-deductible contributions and tax-free growth of assets and distributions. The account must be used to pay qualified educational expenses (Also known as a Coverdell Education Savings Account).

A SEP IRA is an IRA that allows employers or the self-employed to make contributions to an employee's account.

A SIMPLE IRA is an employer plan and a series of IRAs that allows contributions by or for employees.
You should consult your tax professional for more information on IRA accounts.

                     HOW TO PURCHASE SHARES
		     ----------------------
You may purchase shares of the Funds once you have established an account with The Managers Funds (the
"Trust"). You may establish an account with the Trust either through an investment advisor or other investment professional or by submitting a completed account application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the account application.
Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.



        Managers Funds                    ManagersChoice
        --------------                    --------------
By Mail:
-------
      To open your account,            To open your account,
   complete and sign the account     complete and sign the account
   application and make your check    application and make your check
   payable to The Managers Funds.    payable to The Managers Funds.
   Mail the check and account        Mail the check and account
   application to:                   application to:

          The Managers Funds             The Managers Funds
          c/o BFDS, Inc.                 c/o PFPC Brokerage
          P.O. Box 8517                  Services, Inc.
          Boston, MA  02266-             P.O. Box 9847
          8517                           Providence, RI 02940

      To purchase additional           To purchase additional
   shares, write a letter of         shares, write a letter of
   instruction (or complete your     instruction (or complete your
   investment stub).  Send a check    investment stub).  Send a check
   and investment stub or written    and investment stub or written
   instructions to the above         instructions to the above
   address.  Please include your     address.  Please include your
   account number and Fund name on    account number and Portfolio
   your check.                       name on your check.


By Telephone:                          After establishing this
------------
      After establishing this        option on your account, call a
   option on your account, call      client service representative
   the Fund at (800) 252-0682.       at (800) 358-7668.  The minimum
   The minimum additional            additional investment is $500.
   investment is $100.


By Wire:                               Call the Fund at (800) 358-
-------
      Call the Fund at (800) 252-     7668.  Instruct your bank to
    0682.  Instruct your bank to      wire the money to Boston Safe
    wire the money to State Street     Deposit and Trust; ABA #011-
    Bank and Trust Company, Boston,     001234; BFN-The Managers Funds
    MA  02101; ABA #011000028; BFN-     A/C 04-5810; FBO Shareholder
    The Managers Funds A/C 9905-001-     Name,  account  number  and
    5, FBO shareholder name,          Portfolio name.  Please  be
    account number and Fund name.     aware that your bank may charge
    Please be aware that your bank     you a fee for this service.
    may charge you a fee for this
    service.


By Internet:                           Not available.
------------
      If your account has
   already been established, see
   our website at
   http://www.managersfunds.com.
   The minimum additional
   investment is $100.



Note:   If you redeem shares following a purchase by
    check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

                       	HOW TO SELL SHARES
			------------------
You may sell your shares at any time. Your shares will be sold at the NAV next calculated after the Funds'
Transfer Agent receives your order in proper form.  The
Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time.
Orders received after 4:00 p.m. New York Time will receive the NAV per share determined at the close of trading on the next NYSE trading day.



        Managers Funds                    ManagersChoice
	--------------			----------------
By Mail:                               Write a letter of
-------
      Write a letter of               instruction containing:
     instruction containing:            -the name of the
       -the name of the Fund(s)         Portfolio(s)
       -    dollar amount or number of       -    dollar amount or number of
        shares to be redeemed            shares to be redeemed
       -    your name                   -    your name
       -    your account number(s)       -    your account number(s)
       -signatures of all               -signatures of all
       account owners                   account owners

and mail the written             and mail the written
instructions to The Managers     instructions to The Managers
Funds, c/o Boston Financial      Funds, c/o PFPC Brokerage
Data Services, Inc., P.O. Box    Services, Inc., P.O. Box 9847,
8517, Boston, MA 02266-8517.     Providence, RI 02940.

                                       After establishing this
By Telephone:                        option on your account, call a
------------
      After establishing this        client service representative
    option on your account, call     at (800) 358-7668.
    the Fund at (800) 252-0682.
                                       Telephone Redemptions are
      Telephone redemptions are      available only for redemptions
    available only for redemptions    which are below $25,000 per
    which are below $25,000.         Fund or $100,000 per Portfolio.



By Internet:				Not available.
------------
      See our website at
    http://www.managersfunds.com.




Note:     If you redeem shares following a purchase by
     check, the Fund may hold the proceeds of your redemption for up to 15 calendar days to ensure that the check has cleared.

For  The  Managers Funds:  Redemptions of  $25,000  and
over   require  a  signature  guarantee.   A  signature
guarantee  helps  to protect against  fraud.   You  can
obtain  one from most banks and/or securities  dealers.
Only  the  STAMP2000 Medallion imprint will be accepted
as  valid.   A notary public cannot provide a signature
guarantee.   Each  account holder's signature  must  be
guaranteed.

For ManagersChoice: All redemptions greater than $100,000 per Portfolio or $25,000 per Fund must be in writing and require a medallion guarantee. A medallion guarantee is a signature guarantee by a Guarantor
Institution, which is participating in a Signature
Guarantee Program recognized by the Securities Transfer
Associate (STA). A guarantor institution is a financial institution, which guarantees a signature.
Only the STAMP2000 Medallion imprint will be accepted as valid. The financial institution may be a bank, broker/dealer, credit union, national securities exchange, savings association or other type of financial institution.

                     REDEMPTION FEES
		     ---------------
Managers International Equity Fund, Managers Emerging
Markets Equity Fund and Managers Global Bond Fund
(each, an "International Fund") will deduct a redemption fee (the "Redemption Fee") from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:



                Fund                        Redemption Fee
    ---------------------------------	    --------------
    Managers International Equity Fund         2.00%
    Managers Emerging Markets Equity Fund      2.00%
    Managers Global Bond Fund                  1.00%


The purpose of determining whether a redemption is subject to the Redemption Fee, redemptions of International Fund shares are conducted in a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first and shares with the shortest holding period will be treated as being redeemed last.

The Redemption Fee is paid to the International Fund from which you redeem your shares and is intended to offset transaction and other expenses caused by short-term trading. The Redemption Fee does not apply to redemptions (including redemptions by exchange) of shares of the International Funds purchased by automatic reinvestment of dividends or capital gains distributions or to shares purchased through the ManagersChoice Program. Under certain circumstances, the Redemption Fee will not apply to shares purchased or held through financial intermediary such as a broker, retirement plan administrator, bank or trust company. If you invest through a financial intermediary, contact your intermediary to determine whether the Redemption Fee applies to you and any restrictions on your trading activity. The
International Funds reserve the right to modify the terms of, or terminate, the Redemption Fee at any time.

                INVESTOR SERVICES
		-----------------
Automatic  Reinvestment Plan Allows your dividends  and
capital   gains  distributions  to  be  reinvested   in
additional shares of the Funds or another Fund in the Fund family. You can elect to receive cash.

Automatic Investments Allows you to make automatic deductions of $100 or more from a designated bank account into a Managers Funds account.

Automatic  Redemptions  Allows you  to  make  automatic
monthly   redemptions  of  $100  or  more   per   Fund.
Redemptions are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the redemption will be completed on the next business day.

Individual Retirement Accounts Available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

Exchange  Privilege Allows you to exchange your  shares
of  the  Fund for shares of other funds in any  of  our
fund  families.   There is no fee associated  with  the
Exchange  Privilege.  You can request your exchange  in
writing,  by telephone (if elected on the application),
by internet or through your investment advisor, bank or
investment  professional.  The  Exchange  Privilege  is
available only if the account you are exchanging out of
and  the account you are exchanging into are registered
in  the  same  name with the same address and  taxpayer
identification number.  Be sure to read the  Prospectus
of  any fund that you wish to exchange into.  When  you
purchase a fund's shares by exchange you do so  on  the
same  terms  as any new investment in that  fund.   The
Funds  reserve the right to discontinue, alter or limit
the  Exchange Privilege at any time.  Note:  Individual
Fund  exchanges are not permitted in the ManagersChoice
Program.   Please consult your investment  advisor  for
more details.

Systematic Purchase Plan Allows you to make automatic monthly deposits of $500 or more per ManagersChoice account directly from a designated bank account.

ManagersChoice Statement Fee An annual fee of $35 will be deducted from any ManagersChoice account that is less than $250,000. Such fee may be waived or modified at the sole discretion of The Managers Funds LLC.

Systematic Withdrawal Plan Allows you to make automatic monthly deductions of $500 or more per account from a designated bank account into a ManagersChoice account.

                OTHER OPERATING POLICIES
		------------------------
The  Funds will not be responsible for any losses
resulting from unauthorized transactions if it  follows
reasonable  security procedures designed to verify  the
identity  of  the  investor.   You  should  verify  the
accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

Each Fund reserves the right to:

*  redeem an account if the value of the account falls below
   $500 due to redemptions;

* suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission

*  change the minimum investment amounts;

*  delay sending out redemption proceeds for up to seven days
   (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

* make a redemption-in-kind (a payment in portfolio securities instead of in cash);

* refuse a purchase order for any reason, including failure to submit a properly completed application;

* refuse any exchange request if we determine that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

* terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions, including fees related to excessive trading.


               FREQUENT TRADING POLICY
               -----------------------
The Funds have a policy of discouraging frequent trading in Fund shares, sometimes referred to as "market timing", because such activities may be disruptive to the management of a Fund's portfolio.
The Funds reserve the right to refuse a purchase order for any reason and may limit or refuse an exchange request if the Investment Manager believes that a shareholder is engaging in market timing activities that may be harmful to a Fund. Although the Funds will use reasonable efforts to prevent market timing activities in the Funds, there can be no assurances that these efforts will be successful. For example, the Funds receive certain purchase, exchange and redemption orders through financial intermediaries that maintain omnibus accounts with the Funds, and as a result the Funds' ability to detect frequent trading activities by investors that hold shares through financial intermediaries may be limited by the willingness of such intermediaries to monitor for these activities.




                   ACCOUNT STATEMENTS
		   ------------------
You   will  receive  quarterly  and  yearly  statements
detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.


              DIVIDENDS AND DISTRIBUTIONS
	      ---------------------------
Income dividends, if any, for each of the Equity Funds, are normally declared and paid annually. Capital gain distributions, if any, for each of the Equity Funds, are normally declared and paid annually in December.

Income dividends, if any, for the Income Funds, with the exception of the Global Bond Fund, are normally declared and paid monthly. Income dividends, if any, for the Global Bond Fund are normally declared and paid annually. Capital gain distributions, if any, for each of the Income Funds are normally declared and paid annually in December.

                   TAX INFORMATION
		   ---------------
Please be aware that the following tax information is general and describes certain federal income tax consequences of an investment in the Funds under the Internal Revenue Code of 1986, as amended, the Treasury
Regulations thereunder, administrative rules and court decisions that as in effect as of the date of this Prospectus. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own specific circumstances or to particular types of shareholders
(such as insurance companies, financial institutions, brokerage dealers and foreign persons) subject to special treatment under the federal income tax laws.
You should consult a tax consultant about the federal, state, local and foreign tax consequences to you of your investment in the Funds based upon your particular circumstances.

Short-term capital gains distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from the Funds that are attributable to corporate dividends received by the Funds generally are now taxable at long-term capital gain rates, provided certain holding period and other requirements are met;
non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be taxed as long-term gains regardless of how long you have held shares of the Funds. These provisions apply whether you receive a distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain or loss may be realized that may be subject to tax, except for certain tax-deferred accounts, such as IRA accounts.

If you are permitted to purchase shares of the Funds by means of an in-kind contribution, you should consult your tax advisor regarding the tax consequences of such transaction.

Federal  law  requires the Funds to withhold  taxes  on
distributions   and   redemption   proceeds   paid   to
shareholders who:

    * fail to provide a social security number or taxpayer identification number;

    * fail to certify that their social security number or taxpayer identification number is correct; or

    * fail to certify that they are exempt from withholding.

In addition, the Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income.

APPENDIX A


                  Description of Indexes
                  ----------------------

S&P 500 Index
-------------
The  S&P  500  Index consists of 500 stocks  chosen  by
Standard  &  Poor's  for  market  size  (generally  the
largest  market value within their industry), liquidity
(trading  volume is analyzed to ensure ample  liquidity
and   efficient  share  pricing),  and  industry  group
representation    (representing   important    industry
segments  within the U.S. economy.).  It  is  a  market
value  weighted  index  (stock price  times  number  of
shares  outstanding), with each stock's weight  in  the
Index  proportionate  to  its  market  value.   As   of
December  31, 2003, the range of market capitalizations
for  the  S&P  500 Index was $901.8 million  to  $310.4
billion.

Russell 2000(r) Index
---------------------
Frank  Russell  Company produces a family  of  21  U.S.
equity indexes. The indexes are market cap-weighted and
include  only  common stocks domiciled  in  the  United
States and its territories. All indexes are subsets  of
the Russell 3000r Index, which represents approximately
98%  of the investable U.S. equity market.  The Russell
2000  Index  measures  the  performance  of  the  2,000
smallest  companies in the Russell  3000  Index,  which
represents   approximately  8%  of  the  total   market
capitalization  of  the  Russell  3000  Index.  As   of
December 31, 2003, the average market capitalization was approximately $855 million; the median market capitalization was approximately $465 million. The largest company in the index had an approximate market capitalization of $2.4 billion. As of December 31, 2003, the range of market capitalizations for the Russell 2000 Index was $63.2 million to $2.4 billion.

MSCI EAFE Index
---------------
Morgan Stanley Capital International constructs an MSCI
Country Index by identifying and analyzing every listed
security  in  its  market.  The  securities  are   then
organized  by industry group, and stocks are  selected,
targeting   60%   coverage  of  market  capitalization.
Selection  criteria include: size, long- and short-term
volume, cross-ownership and float. By targeting 60%  of
each industry group, the MSCI index captures 60% of the
total  country market capitalization while  maintaining
the  overall  risk  structure of the market  -  because
industry, more than any other single factor, is  a  key
characteristic of a portfolio or a market. Once  stocks
are selected for the index, companies with greater than
40%   float   are   included  at  their   full   market
capitalization weight. Companies that are added  to  an
index  with  less  than 40% float  are  included  at  a
fraction  of their market capitalization in  accordance
with  the MSCI partial inclusion schedule. This partial
inclusion policy facilitates the inclusion of companies
with  a  modest  float, while taking into consideration
potential limited supply.  The EAFE (Europe, Australia,
&  Far  East)  Index  includes the following  developed
countries:   Australia,  Austria,   Belgium,   Denmark,
Finland,  France, Germany, Hong Kong,  Ireland,  Italy,
Japan,  Netherlands,  New  Zealand,  Norway,  Portugal,
Singapore,  Spain, Sweden, Switzerland, and the  United
Kingdom.

MSCI Emerging Markets Free Index
--------------------------------
Morgan Stanley Capital International constructs an MSCI
Country Index by identifying and analyzing every listed
security  in  its  market.  The  securities  are   then
organized  by industry group, and stocks are  selected,
targeting   60%   coverage  of  market  capitalization.
Selection  criteria include: size, long- and short-term
volume, cross-ownership and float. By targeting 60%  of
each industry group, the MSCI index captures 60% of the
total  country market capitalization while  maintaining
the  overall  risk  structure of the market  -  because
industry, more than any other single factor, is  a  key
characteristic of a portfolio or a market. Once  stocks
are selected for the index, companies with greater than
40%   float   are   included  at  their   full   market
capitalization weight. Companies that are added to an index with less than 40% float are included at a fraction of their market capitalization in accordance with the MSCI partial inclusion schedule. This partial inclusion policy facilitates the inclusion of companies with a modest float, while taking into consideration potential limited supply. MSCI Free indices reflect actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners. The EMF (Emerging Markets
Free)  Index includes the following emerging countries:
Argentina,  Brazil Free, Chile, China  Free,  Colombia,
Czech Republic, Greece, Hungary, India, Indonesia Free,
Israel,  Jordan,  Korea, Malaysia  Free,  Mexico  Free,
Pakistan, Peru, Philippines Free, Poland, Russia, South
Africa,  Sri Lanka, Taiwan, Thailand Free, Turkey,  and
Venezuela.

Lehman Brothers Government/Credit Index
---------------------------------------
The  Lehman  Brothers Government/Credit Index  includes
securities  in the Government and Credit Indices.   The
Government  Index  includes  treasuries  (i.e.,  public
obligations  of  the U.S. Treasury that have  remaining
maturities  of more than one year) and agencies  (i.e.,
publicly issued debt of U.S. Government agencies, quasi-
federal  corporations, and corporate  or  foreign  debt
guaranteed  by the U.S. Government).  The Credit  Index
includes  publicly  issued U.S. corporate  and  foreign
debentures  and  secured  notes  that  meet   specified
maturity, liquidity, and quality requirements.

Lehman Brothers Global Aggregate Bond Index
-------------------------------------------
The  Lehman Brothers Global Aggregate Index provides  a
broad-based  measure  of  the  global  investment-grade
fixed  income  markets. The three major  components  of
this  index  are  the U.S. Aggregate, the  Pan-European
Aggregate, and the Asian-Pacific Aggregate Indices. The
index  also includes Eurodollar and Euro-Yen  corporate
bonds,   Canadian  government,  agency  and   corporate
securities, and USD investment grade 144A securities.

               For More Information
               --------------------
Additional   information  about  each  Fund   and   its
investments is available in its Statement of Additional
Information and the Semi-Annual and Annual Reports  for
each  Fund, which are available to you without  charge.
You   may  request  these  documents  and  make   other
inquiries as follows:

            By Telephone:   1-800-835-3879

            By Mail:        The Managers Funds
                        800 Connecticut Avenue
                        Norwalk, CT  06854

            On the Internet:    Electronic copies are
                        available on our website at
                        http://www.managersfunds.com

In the Funds' Annual Report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year. Information about the Funds including each Fund's current Statement of Additional
Information and Annual and Semi-Annual Report is on file with the Securities and Exchange Commission. Each
Fund's Statement of Additional Information is incorporated by reference (legally part of this prospectus). Reports and other information about the Funds are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained upon payment of a duplication fee, by e-mail request to: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-
0102 (202-942-8090). Information about the Funds may also be reviewed and copied at the SEC's Public
Reference Room. Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-3752